UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2026

Date of reporting period:	06/30/2026

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Core Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$22	0.45%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$691.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	390
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
Non-U.S. Government Agency Obligations	22.9%
U.S. Government Agency Obligations and Instrumentalities	22.0%
Commercial Paper	8.6%
U.S. Treasury Obligations	5.1%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYF

MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Core Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$35	0.70%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$691.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	390
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
Non-U.S. Government Agency Obligations	22.9%
U.S. Government Agency Obligations and Instrumentalities	22.0%
Commercial Paper	8.6%
U.S. Treasury Obligations	5.1%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYG

MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$32	0.65%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$160.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	59.6%
U.S. Treasury Obligations	23.3%
Commercial Paper	9.7%
Corporate Debt	5.0%
Exchange-Traded Funds	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Repurchase Agreement	0.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLF

MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$45	0.90%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$160.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	59.6%
U.S. Treasury Obligations	23.3%
Commercial Paper	9.7%
Corporate Debt	5.0%
Exchange-Traded Funds	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Repurchase Agreement	0.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLG

MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$30	0.60%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$103.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.7%
Non-U.S. Government Agency Obligations	44.0%
Repurchase Agreement	2.2%
Commercial Paper	1.9%
Sovereign Debt Obligations	0.7%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLF

MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$42	0.85%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$103.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.7%
Non-U.S. Government Agency Obligations	44.0%
Repurchase Agreement	2.2%
Commercial Paper	1.9%
Sovereign Debt Obligations	0.7%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLG

MML VIP Barings U.S. Government Money Market Fund (formerly known as MML U.S. Government Money Market Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Barings U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$26	0.53%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$200.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	21
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	65.0%
U.S. Treasury Bills	22.3%
Repurchase Agreement	12.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIZA

MML VIP BlackRock® Balanced Fund (formerly known as MML Blend Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Balanced Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$23	0.45%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$686.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.8%
Fixed Income Funds	35.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-2BACF

MML VIP BlackRock® Balanced Fund (formerly known as MML Blend Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Balanced Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$36	0.70%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$686.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.8%
Fixed Income Funds	35.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-2BACG

MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$24	0.46%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$90.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25F

MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$36	0.71%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$90.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25G

MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$24	0.46%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$189.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	19.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26F

MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$37	0.71%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$189.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	19.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26G

MML VIP Franklin Templeton Equity Fund (formerly known as MML Equity Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Franklin Templeton Equity Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$23	0.43%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$951.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.4%
Johnson & Johnson	3.8%
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.3%
Microsoft Corp.	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corp.	2.0%
Walt Disney Co.	1.9%

Sectors (% of Total Investments)
Financials	28.5%
Health Care	16.6%
Information Technology	8.9%
Consumer Discretionary	8.6%
Energy	8.2%
Consumer Staples	7.2%
Industrials	6.6%
Communication Services	6.5%
Materials	3.9%
Utilities	2.5%
Equity Funds	1.8%
Real Estate	0.1%
MM202912-309532	PAGE 1	TSR-SAR-2BAKF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  Brandywine Global Investment Management, LLC doing business as “Franklin Templeton” is part of the Franklin Templeton family  of companies.
MM202912-309532	PAGE 2	TSR-SAR-2BAKF

MML VIP Franklin Templeton Equity Fund (formerly known as MML Equity Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Franklin Templeton Equity Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$36	0.68%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$951.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.4%
Johnson & Johnson	3.8%
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.3%
Microsoft Corp.	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corp.	2.0%
Walt Disney Co.	1.9%

Sectors (% of Total Investments)
Financials	28.5%
Health Care	16.6%
Information Technology	8.9%
Consumer Discretionary	8.6%
Energy	8.2%
Consumer Staples	7.2%
Industrials	6.6%
Communication Services	6.5%
Materials	3.9%
Utilities	2.5%
Equity Funds	1.8%
Real Estate	0.1%
MM202912-309532	PAGE 1	TSR-SAR-2BAKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  Brandywine Global Investment Management, LLC doing business as “Franklin Templeton” is part of the Franklin Templeton family  of companies.
MM202912-309532	PAGE 2	TSR-SAR-2BAKG

MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Large Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$39	0.75%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$528.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	54
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Alphabet, Inc. Class C	7.3%
Amazon.com, Inc.	5.6%
Lam Research Corp.	5.4%
Apple, Inc.	5.2%
Advanced Micro Devices, Inc.	3.4%
Western Digital Corp.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3.2%
Applied Materials, Inc.	3.0%
Microsoft Corp.	2.9%

Sectors (% of Total Investments)
Information Technology	51.4%
Industrials	16.0%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	4.2%
Energy	3.1%
Financials	2.3%
Consumer Staples	1.2%
Materials	1.0%
Real Estate	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT8WF

MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Large Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.00%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$528.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	54
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Alphabet, Inc. Class C	7.3%
Amazon.com, Inc.	5.6%
Lam Research Corp.	5.4%
Apple, Inc.	5.2%
Advanced Micro Devices, Inc.	3.4%
Western Digital Corp.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3.2%
Applied Materials, Inc.	3.0%
Microsoft Corp.	2.9%

Sectors (% of Total Investments)
Information Technology	51.4%
Industrials	16.0%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	4.2%
Energy	3.1%
Financials	2.3%
Consumer Staples	1.2%
Materials	1.0%
Real Estate	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT8WG

MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Mid Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$48	0.85%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$447.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Portfolio Turnover Rate	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Flex Ltd.	3.4%
Hilton Worldwide Holdings, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Monolithic Power Systems, Inc.	2.8%
Quanta Services, Inc.	2.8%
MasTec, Inc.	2.5%
Lattice Semiconductor Corp.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.3%
Teradyne, Inc.	2.3%
Carpenter Technology Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	32.4%
Industrials	31.4%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	5.9%
Financials	4.3%
Materials	2.3%
Consumer Staples	1.7%
Communication Services	1.5%
Real Estate	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT8XF

MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Mid Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$62	1.10%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$447.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Portfolio Turnover Rate	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Flex Ltd.	3.4%
Hilton Worldwide Holdings, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Monolithic Power Systems, Inc.	2.8%
Quanta Services, Inc.	2.8%
MasTec, Inc.	2.5%
Lattice Semiconductor Corp.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.3%
Teradyne, Inc.	2.3%
Carpenter Technology Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	32.4%
Industrials	31.4%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	5.9%
Financials	4.3%
Materials	2.3%
Consumer Staples	1.7%
Communication Services	1.5%
Real Estate	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT8XG

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$39	0.71%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$147.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	102
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Columbia Banking System, Inc.	2.0%
Enpro, Inc.	1.9%
Outfront Media, Inc.	1.9%
Kodiak Gas Services, Inc.	1.8%
AAR Corp.	1.8%
MaxLinear, Inc.	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
AutoNation, Inc.	1.7%
Cathay General Bancorp	1.6%
BrightSpring Health Services, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	19.5%
Financials	18.3%
Health Care	14.1%
Consumer Discretionary	13.7%
Information Technology	13.6%
Real Estate	5.4%
Energy	5.2%
Materials	3.3%
Utilities	2.6%
Consumer Staples	1.5%
Communication Services	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHF

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	0.96%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$147.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	102
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Columbia Banking System, Inc.	2.0%
Enpro, Inc.	1.9%
Outfront Media, Inc.	1.9%
Kodiak Gas Services, Inc.	1.8%
AAR Corp.	1.8%
MaxLinear, Inc.	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
AutoNation, Inc.	1.7%
Cathay General Bancorp	1.6%
BrightSpring Health Services, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	19.5%
Financials	18.3%
Health Care	14.1%
Consumer Discretionary	13.7%
Information Technology	13.6%
Real Estate	5.4%
Energy	5.2%
Materials	3.3%
Utilities	2.6%
Consumer Staples	1.5%
Communication Services	0.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHG

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

MassMutual

Semi-annual Financial Statements and Other Information

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2026

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
*	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
**	Brandywine Global Investment Management, LLC doing business as “Franklin Templeton” is part of the Franklin Templeton family of companies.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund II Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.9%
Corporate Debt — 42.4%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$830,000	$816,451
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
5.303% 9/06/29	1,690,000	1,683,736
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	1,250,000	1,245,257
		2,928,993
Banks — 9.0%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	2,360,000	2,057,890
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	2,925,000	2,960,141
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,635,000	1,694,048
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,575,000	1,528,976
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	1,607,000	1,687,832
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,590,000	2,577,436
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,080,000	1,114,312
Citigroup, Inc. 5 yr. CMT + 2.572%
6.750% VRN (b) (c)	1,815,000	1,840,336
First Citizens BancShares, Inc.
1 day USD SOFR + 1.487% 4.869% VRN 3/03/32 (b)	1,000,000	972,578
5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (b)	2,525,000	2,479,239
First-Citizens Bank & Trust Co. 1 day USD SOFR + 1.146%
5.097% VRN 7/13/29 (b)	833,000	834,150
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	1,473,000	1,514,537
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c)	2,629,000	2,693,936

	Principal Amount	Value
Huntington Bancshares, Inc.
5 yr. CMT + 1.170% 2.487% VRN 8/15/36 (b)	$1,525,000	$1,315,742
5 yr. CMT + 1.700% 6.141% VRN 11/18/39 (b)	700,000	714,961
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c) (d)	3,050,000	2,995,872
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	498,000	481,942
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	1,731,000	1,772,563
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	1,325,000	1,361,775
5 yr. CMT + 3.913% 8.000% VRN (b) (c)	1,175,000	1,250,682
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (b)	2,565,000	2,316,545
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (b)	1,870,000	1,622,204
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (b)	2,320,000	2,310,489
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c) (d)	1,375,000	1,268,990
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	2,772,000	2,886,201
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c)	2,893,000	2,909,820
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (b)	1,673,000	1,672,776
Pinnacle Bank/Nashville TN 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,301,000	1,291,316
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	2,465,000	2,507,324
Swedbank AB 5 yr. CMT + 2.864%
4.000% VRN (a) (b) (c)	1,400,000	1,322,381
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	1,750,000	1,731,898

The accompanying notes are an integral part of the financial statements.
1

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	$1,681,000	$1,737,855
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c) (d)	1,005,000	1,013,797
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	825,000	840,439
5 yr. USD SOFR ICE Swap + 3.090% 6.875% VRN (a) (b) (c)	1,222,000	1,225,485
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	834,000	848,494
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c) (d)	1,100,000	1,089,458
		62,444,420
Beverages — 0.3%
Bacardi Ltd.
5.150% 5/15/38 (a)	650,000	606,582
Molson Coors Beverage Co.
5.500% 7/08/36	1,708,000	1,716,707
		2,323,289
Biotechnology — 0.1%
Amgen, Inc.
5.750% 3/02/63	700,000	678,790
Building Materials — 0.7%
Cemex SAB de CV
5.750% 6/05/36	1,135,000	1,131,027
CRH America Finance, Inc.
5.500% 1/09/35	650,000	660,670
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	1,825,000	1,833,587
6.125% 7/31/32 (a)	889,000	896,371
		4,521,655
Chemicals — 0.7%
Dow Chemical Co.
5.600% 2/15/54	815,000	722,196
FMC Corp.
3.450% 10/01/29	1,150,000	1,064,847
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,360,000	1,718,813
Huntsman International LLC
2.950% 6/15/31	1,109,000	996,810
		4,502,666

	Principal Amount	Value
Commercial Services — 0.1%
Element Fleet Management Corp.
4.800% 5/29/29 (a)	$989,000	$986,564
Computers — 0.7%
Dell International LLC/EMC Corp.
5.000% 2/15/34	1,710,000	1,687,885
Kyndryl Holdings, Inc.
3.150% 10/15/31	1,950,000	1,624,485
Leidos, Inc.
5.000% 3/15/36	1,780,000	1,714,419
		5,026,789
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b) (d)	1,225,000	1,240,803
Aircastle Ltd./Aircastle Ireland DAC
5.000% 5/15/31 (a)	1,036,000	1,026,520
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,150,000	1,144,988
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $1,196,000),
5.800% 5/21/54 (e)	1,196,000	1,132,507
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	1,840,000	1,836,324
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	2,825,000	2,756,769
BGC Group, Inc.
6.150% 4/02/30	938,000	957,145
6.600% 6/10/29	2,360,000	2,433,219
Blue Owl Finance LLC
3.125% 6/10/31	1,390,000	1,222,016
Citadel Finance LLC
5.150% 2/14/31 (a)	1,822,000	1,779,070
		15,529,361
Electric — 2.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	1,804,000	1,847,074
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	973,000	967,955
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	816,000	819,612
5 yr. CMT + 1.702% 6.250% VRN 12/15/56 (b) (d)	870,000	873,683

The accompanying notes are an integral part of the financial statements.
2

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Arkansas LLC
5.750% 1/15/56	$704,000	$699,703
Entergy Louisiana LLC
5.650% 4/15/56	1,795,000	1,759,897
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,500,000	1,479,532
Pacific Gas & Electric Co.
5.050% 11/15/31	1,720,000	1,718,377
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (b)	850,000	866,135
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (b)	3,486,000	3,456,667
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (b)	825,000	829,419
		15,318,054
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty. Ltd.
5.248% 3/26/36 (a)	1,830,000	1,809,228
Gas — 0.2%
NiSource, Inc.
5.300% 5/18/36	621,000	621,422
5.800% 2/01/42	950,000	947,317
		1,568,739
Health Care - Services — 1.4%
Centene Corp.
3.000% 10/15/30	2,065,000	1,868,922
4.625% 12/15/29	950,000	921,544
HCA, Inc.
5.900% 6/01/53	1,510,000	1,472,128
Horseshoe Funding Trust II
6.887% 11/15/55 (a)	1,720,000	1,803,092
Humana, Inc. 5 yr. CMT + 2.891%
6.625% VRN 9/15/56 (b)	2,395,000	2,387,805
UnitedHealth Group, Inc.
5.750% 7/15/64	1,064,000	1,039,308
		9,492,799
Insurance — 9.4%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	2,000,000	2,027,882
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.851% VRN 8/15/53 (b)	2,885,000	2,892,048
American National Global Funding
5.250% 6/03/30 (a)	1,800,000	1,801,706

	Principal Amount	Value
American National Group, Inc.
6.000% 7/15/35	$700,000	$697,385
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	2,475,000	2,416,764
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,848,770
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	831,000	833,924
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,439,662
Athene Holding Ltd., (Acquired 10/07/24, Cost $1,645,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	1,645,000	1,580,652
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	1,880,000	1,837,712
Belrose Funding Trust II
6.792% 5/15/55 (a)	2,350,000	2,406,194
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	2,100,000	2,109,320
Brighthouse Financial, Inc.
4.700% 6/22/47 (d)	2,773,000	1,909,916
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	4,211,000	4,272,016
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	3,051,000	3,031,902
Enstar Group Ltd.
3.100% 9/01/31	650,000	578,729
1 day USD SOFR + 2.540% 6.693% VRN 7/15/37 (a) (b) (f)	1,085,000	1,087,280
Fairfax Financial Holdings Ltd.
6.200% 6/08/56 (a)	1,375,000	1,371,734
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.289% FRN 1/08/42 (a) (b)	4,700,000	4,663,401
Fortitude Global Funding
4.625% 10/06/28 (a)	2,080,000	2,057,497
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,710,000	1,746,673
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	204,000	183,003
6.750% 3/15/54 (a) (d)	708,000	674,444
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	1,714,000	1,679,804
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	1,353,000	1,362,554

The accompanying notes are an integral part of the financial statements.
3

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Grand River Funding Trust I
6.311% 2/15/36 (a)	$2,025,000	$2,031,157
Kemper Corp.
3.800% 2/23/32	2,601,000	2,347,667
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	3,481,000	3,456,317
Mercury General Corp.
6.250% 6/15/36	713,000	725,490
MetLife Capital Trust IV
7.875% 12/15/67 (a)	840,000	919,052
MetLife, Inc.
9.250% 4/08/68 (a)	457,000	532,340
Omnis Funding Trust
6.722% 5/15/55 (a)	1,825,000	1,900,234
Reinsurance Group of America, Inc.
5 yr. CMT + 2.344% 6.375% VRN 9/15/56 (b)	117,000	116,048
5 yr. CMT + 2.392% 6.650% VRN 9/15/55 (b)	578,000	584,379
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	1,780,000	1,716,126
USF&G Capital I
8.500% 12/15/45 (a)	885,000	907,279
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.020% FRN 1/08/29 (a) (b)	3,016,000	3,037,112
		64,784,173
Internet — 0.5%
Expedia Group, Inc.
5.500% 4/15/36	1,055,000	1,044,479
Meta Platforms, Inc.
5.250% 5/15/36	675,000	670,236
5.625% 11/15/55	2,185,000	1,979,952
		3,694,667
Investment Companies — 3.5%
Antares Holdings LP
3.950% 7/15/26 (a)	2,405,000	2,403,921
6.500% 2/08/29 (a)	3,650,000	3,656,523
ARES Capital Corp.
5.100% 1/15/31	725,000	701,334
5.875% 3/01/29	2,100,000	2,116,636
ARES Strategic Income Fund
5.450% 9/09/28	1,280,000	1,267,485
6.350% 8/15/29	2,228,000	2,248,361
Blackstone Private Credit Fund
5.050% 9/10/30	532,000	509,090
6.250% 1/25/31	1,750,000	1,751,362

	Principal Amount	Value
Blue Owl Credit Income Corp.
5.800% 3/15/30	$1,625,000	$1,583,232
6.650% 3/15/31	275,000	274,788
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	2,151,000	2,161,258
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	2,872,000	2,874,687
HPS Corporate Lending Fund
6.250% 9/30/29	1,295,000	1,303,780
6.300% 8/19/31 (a)	1,307,000	1,303,740
		24,156,197
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	793,000	767,543
6.484% 10/23/45	960,000	880,066
Paramount Global
6.875% 4/30/36	1,680,000	1,575,878
Space Exploration Technologies Corp.
5.650% 7/15/33 (a)	1,715,000	1,704,783
Time Warner Cable LLC
5.875% 11/15/40	1,525,000	1,363,689
6.550% 5/01/37	800,000	793,022
		7,084,981
Oil & Gas — 2.3%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	1,895,000	1,928,735
Helmerich & Payne, Inc.
5.500% 12/01/34	1,785,000	1,750,958
Occidental Petroleum Corp.
6.050% 10/01/54	1,748,000	1,775,229
Ovintiv, Inc.
5.150% 11/15/41	800,000	700,421
6.500% 2/01/38	820,000	863,567
7.100% 7/15/53 (d)	1,628,000	1,799,263
Patterson-UTI Energy, Inc.
7.150% 10/01/33	1,625,000	1,745,999
Permian Resources Operating LLC
7.000% 1/15/32 (a)	1,314,000	1,359,071
Petroleos Mexicanos
6.375% 1/23/45	595,000	507,178
6.625% 6/15/35	140,000	135,921
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	2,515,000	2,496,062
Santos Finance Ltd.
5.750% 11/13/35 (a)	790,000	795,824
		15,858,228

The accompanying notes are an integral part of the financial statements.
4

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.7%
AbbVie, Inc.
5.550% 3/15/56	$501,000	$492,893
CVS Health Corp.
5.875% 6/01/53	1,050,000	1,026,327
CVS Pass-Through Trust
5.926% 1/10/34 (a)	694,492	704,820
7.507% 1/10/32 (a)	524,402	547,897
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,700,000	2,284,371
		5,056,308
Pipelines — 1.5%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,019,000	1,043,318
Energy Transfer LP
5.950% 5/15/54	785,000	751,359
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	1,880,000	1,895,721
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,830,000	1,888,222
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	2,256,000	2,247,942
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.023% VRN (b) (c)	2,345,000	2,344,959
TransCanada PipeLines Ltd. 5 yr. CMT + 2.250%
6.125% VRN 10/17/56 (b)	411,000	415,556
		10,587,077
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,011,000	998,345
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a) (d)	1,476,000	933,784
		1,932,129
Real Estate Investment Trusts (REITS) — 1.6%
EPR Properties
3.600% 11/15/31	1,136,000	1,040,465
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,050,000	2,985,246
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	1,900,000	1,794,281
Invitation Homes Operating Partnership LP
4.950% 2/01/32 (f)	809,000	803,454

	Principal Amount	Value
Piedmont Operating Partnership LP
6.875% 7/15/29	$1,275,000	$1,330,808
9.250% 7/20/28	1,847,000	1,988,402
Service Properties Trust
4.950% 10/01/29 (d)	1,155,000	1,088,056
		11,030,712
Semiconductors — 0.5%
Broadcom, Inc.
3.187% 11/15/36 (a)	825,000	691,231
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	1,618,000	1,705,724
Intel Corp.
5.300% 5/15/36	1,253,000	1,246,731
		3,643,686
Software — 0.9%
Microsoft Corp.
2.921% 3/17/52	2,399,000	1,522,925
Oracle Corp.
5.200% 9/26/35 (d)	1,824,000	1,707,640
5.350% 5/04/33	1,220,000	1,185,075
5.375% 9/27/54	1,005,000	788,190
5.950% 9/26/55	925,000	786,082
		5,989,912
Telecommunications — 0.7%
AT&T, Inc.
3.550% 9/15/55	2,198,000	1,415,389
T-Mobile USA, Inc.
6.000% 6/15/54	1,134,000	1,121,137
Verizon Communications, Inc. 5 yr. CMT + 1.813%
6.050% VRN 5/14/58 (b)	736,000	742,798
Vodafone Group PLC
6.100% 6/18/56	1,720,000	1,689,484
		4,968,808
Transportation — 0.3%
Fedex Freight Holding Co., Inc.
5.250% 3/15/36 (a)	1,775,000	1,728,876
Venture Capital — 0.7%
Hercules Capital, Inc.
3.375% 1/20/27	2,545,000	2,517,210
5.350% 2/10/29 (d)	1,063,000	1,052,627
6.000% 6/16/30 (d)	1,075,000	1,073,164
		4,643,001
TOTAL CORPORATE DEBT (Cost $295,867,128)		293,106,553

The accompanying notes are an integral part of the financial statements.
5

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 24.4%
Automobile Asset-Backed Securities — 0.5%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	$750,067	$760,395
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class C
5.080% 8/20/29 (a)	2,500,000	2,505,938
		3,266,333
Commercial Mortgage-Backed Securities — 6.2%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (a) (b) (g)	2,100,000	1,588,704
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (b) (g)	2,200,000	1,797,648
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (b) (g)	3,587,000	2,775,463
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (b) (g)	2,500,000	1,773,612
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (b) (g)	8,018,000	6,168,259
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (b) (g)	2,400,000	1,783,557
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 1 mo. USD Term SOFR + 1.850%
5.475% FRN 8/15/42 (a) (b)	2,600,000	2,604,053
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	500,000	483,226
COMM Mortgage Trust, Series 2012-CR4, Class B
3.703% 10/15/45 (a)	1,060,000	741,598
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (b) (g)	877,479	876,458
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
5.490% FRN 8/15/38 (a) (b)	1,586,968	1,584,686
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.401% FRN 2/15/39 (a) (b)	2,900,000	2,892,884
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.751% FRN 2/15/39 (a) (b)	5,000,000	4,994,503

	Principal Amount	Value
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 5.951% FRN 2/15/39 (a) (b)	$4,100,000	$4,088,134
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.490% FRN 3/15/38 (a) (b)	1,354,500	1,291,842
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	919,000	764,110
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class B,
5.327% VRN 1/13/46 (a) (b) (g)	1,600,000	1,560,750
US Bank C&I Credit-Linked Notes, Series 2025-SUP2, Class B1
4.818% 9/25/32 (a)	1,235,196	1,227,683
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	448,095	447,205
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (a) (b) (g)	894,479	881,710
Series 2025-3, Class A, 5.870% VRN 6/25/55 (a) (b) (g)	1,942,824	1,946,021
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	384,244
		42,656,350
Home Equity Asset-Backed Securities — 0.5%
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.035% STEP 2/25/56 (a)	1,878,767	1,853,600
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	1,539,433	1,531,841
		3,385,441
Other Asset-Backed Securities — 12.0%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.023% FRN 10/15/38 (a) (b)	2,000,000	2,004,000
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.885% FRN 1/20/39 (a) (b)	2,000,000	2,001,220
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.107% FRN 7/25/37 (a) (b)	2,000,000	2,002,438

The accompanying notes are an integral part of the financial statements.
6

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.175% FRN 1/20/33 (a) (b)	$1,250,000	$1,251,194
Aqua Finance Issuer Trust, Series 2026-A, Class A
4.760% 4/17/51 (a)	788,853	780,871
Aqua Finance Trust, Series 2020-AA, Class C
3.970% 7/17/46 (a)	2,635,376	2,556,737
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.149% FRN 7/10/37 (a) (b)	1,000,000	1,000,000
Arini US CLO V Ltd., Series 5A, Class A, 3 mo. USD Term SOFR + 1.230%
4.903% FRN 4/15/39 (a) (b)	2,500,000	2,502,105
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.177% FRN 7/25/37 (a) (b)	1,700,000	1,703,330
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A, 3 mo. USD Term SOFR + 1.300%
4.967% FRN 7/25/38 (a) (b)	2,000,000	2,008,154
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
4.967% FRN 10/25/38 (a) (b)	1,750,000	1,752,863
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.455% FRN 10/15/38 (a) (b)	1,000,000	1,001,025
Canon Music Issuer Trust, Series 2026-1A, Class A
5.521% 5/01/76 (a)	1,700,000	1,695,267
Canyon Capital CLO Ltd.
Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180% 4.853% FRN 4/15/38 (a) (b)	1,250,000	1,248,819
Series 2022-1A, Class B, 3 mo. USD Term SOFR + 1.850% 5.530% FRN 4/15/35 (a) (b)	940,000	941,549
Capital Automotive REIT
Series 2024-3A, Class A1, 4.400% 10/15/54 (a)	938,750	900,851
Series 2026-1A, Class A1, 4.860% 2/15/56 (a)	1,973,333	1,904,484

	Principal Amount	Value
CBAMR Ltd., Series 2017-4A, Class A1R, 3 mo. USD Term SOFR + 1.420%
5.093% FRN 3/31/38 (a) (b)	$2,000,000	$2,007,778
CIFC Funding Ltd.
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.210% 4.885% FRN 10/20/38 (a) (b)	2,500,000	2,502,955
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.130% FRN 7/16/37 (a) (b)	2,650,000	2,651,746
DataBank Issuer LLC, Series 2026-1A, Class A2
5.811% 2/25/56 (a)	1,200,000	1,194,307
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 3 mo. USD Term SOFR + 1.150%
4.814% FRN 4/22/38 (a) (b)	2,000,000	2,001,022
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	585,836	626,145
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,000,000	998,515
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.867% FRN 1/25/39 (a) (b)	2,500,000	2,503,430
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,298,933
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	619,085
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,100,000	1,094,915
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.015% FRN 7/18/38 (a) (b)	2,000,000	2,002,220
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	1,000,000	1,000,314
MidOcean Credit CLO XXI, Series 2025-21A, Class B, 3 mo. USD Term SOFR + 1.580%
5.255% FRN 10/20/38 (a) (b)	1,500,000	1,503,572

The accompanying notes are an integral part of the financial statements.
7

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class A, 3 mo. USD Term SOFR + 1.310%
4.985% FRN 7/20/39 (a) (b)	$2,000,000	$2,001,976
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
4.823% FRN 4/15/39 (a) (b)	2,000,000	1,996,500
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
4.915% FRN 1/20/37 (a) (b)	2,000,000	2,000,266
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.180% FRN 10/16/35 (a) (b)	1,000,000	1,000,094
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.217% FRN 12/25/37 (a) (b)	1,000,000	1,000,246
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.805% FRN 4/20/38 (a) (b)	1,000,000	998,703
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,188,500	813,959
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.323% FRN 7/15/38 (a) (b)	1,750,000	1,753,259
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.025% FRN 10/20/38 (a) (b)	2,000,000	2,001,756
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.523% FRN 1/15/37 (a) (b)	750,000	751,899
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.903% FRN 1/15/39 (a) (b)	2,000,000	2,001,002
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class B, 3 mo. USD Term SOFR + 1.750%
5.425% FRN 10/20/38 (a) (b)	1,375,000	1,382,417

	Principal Amount	Value
Silver Point CLO 42 Ltd., Series 2024-42A, Class A1R, 3 mo. USD Term SOFR + 1.240%
4.869% FRN 4/17/37 (a) (b)	$2,000,000	$2,008,680
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
4.822% FRN 1/20/38 (a) (b)	1,000,000	998,651
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, 3 mo. USD Term SOFR + 1.170%
4.842% FRN 1/21/39 (a) (b)	2,000,000	1,996,000
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.000% FRN 7/17/38 (a) (b)	1,700,000	1,702,706
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	348,679	334,816
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	969,982	938,389
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
4.975% FRN 7/20/38 (a) (b)	2,000,000	2,003,348
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,212,432	2,183,921
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,056,990	1,049,940
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	169,186	167,721
Vertical Bridge CC LLC, Series 2025-1A, Class A
5.163% 8/16/55 (a)	2,500,000	2,475,664
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	510,508	500,837
		83,322,594
Student Loans Asset-Backed Securities — 2.7%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.328% FRN 7/27/48 (a) (b)	1,508,659	1,506,987
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	693,702	666,807
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,581,919	1,536,267

The accompanying notes are an integral part of the financial statements.
8

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.242% FRN 10/25/56 (a) (b)	$1,100,000	$1,073,678
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	150,492	146,597
Navient Refinance Loan Trust, Series 2025-C, Class A
4.800% 10/15/55 (a)	1,612,957	1,608,032
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.850% 4/20/62 (a)	1,020,000	919,384
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.142% FRN 4/25/67 (a) (b)	3,250,000	3,143,869
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	2,500,000	2,440,965
SMB Private Education Loan Trust
Series 2024-E, Class B, 5.710% 10/16/56 (a)	2,500,000	2,453,237
Series 2024-A, Class B, 5.880% 3/15/56 (a)	2,910,000	2,945,191
		18,441,014
Whole Loan Collateral Collateralized Mortgage Obligations — 2.4%
A&D Mortgage Trust
Series 2026-NQM1, Class A1, 4.912% VRN 2/25/71 (a) (b) (g)	1,741,667	1,721,620
Series 2025-NQM3, Class A1, 5.374% STEP 8/25/70 (a)	3,157,920	3,160,620
COLT Mortgage Loan Trust, Series 2026-1, Class A1,
4.758% VRN 2/25/71 (a) (b) (g)	1,371,943	1,354,366
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (g)	3,010,192	2,462,949
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (b) (g)	1,637,061	1,347,634
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (g)	1,958,704	1,602,617
Verus Securitization Trust
Series 2026-2, Class A2, 4.844% STEP 2/25/71 (a)	1,923,890	1,893,301

	Principal Amount	Value
Series 2026-1, Class A1, 4.863% VRN 1/25/71 (a) (b) (g)	$669,660	$662,632
Series 2025-8, Class A2, 5.123% STEP 9/25/70 (a)	2,228,355	2,208,239
		16,413,978
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (b) (g)	1,087,281	889,617
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $175,729,162)		168,375,327
Sovereign Debt Obligations — 0.3%
Mexico Government International Bond
2.659% 5/24/31	1,225,000	1,079,409
4.750% 3/08/44	1,652,000	1,328,208
		2,407,617
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,753,699)		2,407,617
U.S. Government Agency Obligations and Instrumentalities (h) — 23.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	3,524	3,599
Pass-Through Securities — 23.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,707,528	1,388,647
Pool #RA4255 2.000% 1/01/51	3,484,888	2,839,530
Pool #RA5576 2.500% 7/01/51	5,996,048	5,109,156
Pool #SD0905 3.000% 3/01/52	2,625,405	2,319,965
Pool #C91239 4.500% 3/01/29	526	525
Pool #C91251 4.500% 6/01/29	3,792	3,785
Pool #SD7323 5.000% 12/01/54	8,619,609	8,498,616
Pool #D97258 5.500% 4/01/27	171	171
Pool #C91026 5.500% 4/01/27	1,016	1,018
Pool #C91074 5.500% 8/01/27	134	135
Pool #D97417 5.500% 10/01/27	1,929	1,938
Pool #C91128 5.500% 12/01/27	168	169
Pool #C91148 5.500% 1/01/28	4,471	4,493
Pool #C91176 5.500% 5/01/28	1,950	1,964
Pool #C91217 5.500% 11/01/28	553	557
Pool #SD4364 5.500% 10/01/53	4,392,504	4,449,445

The accompanying notes are an integral part of the financial statements.
9

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	$6,369,134	$5,117,996
Pool #CB0414 2.500% 5/01/51	5,108,490	4,333,722
Pool #FM8596 2.500% 9/01/51	1,561,895	1,330,871
Pool #FM9104 2.500% 10/01/51	4,640,146	3,950,909
Pool #FM9227 2.500% 10/01/51	3,329,655	2,822,589
Pool #MA4548 2.500% 2/01/52	4,054,215	3,411,468
Pool #FS3035 2.500% 4/01/52	7,094,486	6,047,337
Pool #MA3029 3.000% 6/01/32	536,043	518,643
Pool #MA3090 3.000% 8/01/32	227,122	219,495
Pool #AO8180 3.000% 9/01/42	7,754	7,069
Pool #AB7397 3.000% 12/01/42	46,848	42,667
Pool #AB7401 3.000% 12/01/42	36,052	32,857
Pool #AP8668 3.000% 12/01/42	56,402	51,346
Pool #AR1975 3.000% 12/01/42	10,796	9,844
Pool #AR0306 3.000% 1/01/43	3,179	2,897
Pool #AR5391 3.000% 1/01/43	8,812	7,998
Pool #AL3215 3.000% 2/01/43	36,504	33,213
Pool #AR4109 3.000% 2/01/43	24,620	22,490
Pool #AR4432 3.000% 3/01/43	17,238	15,675
Pool #AT0169 3.000% 3/01/43	74,140	67,660
Pool #AB8809 3.000% 3/01/43	19,150	17,447
Pool #MA1368 3.000% 3/01/43	72,422	65,896
Pool #AR2174 3.000% 4/01/43	67,639	61,609
Pool #FS1075 3.000% 3/01/52	2,655,692	2,350,878
Pool #CB3304 3.000% 4/01/52	4,180,694	3,700,844
Pool #CB3305 3.000% 4/01/52	5,017,945	4,434,157
Pool #AS1304 3.500% 12/01/28	114,385	113,318
Pool #AD6437 5.000% 6/01/40	105,892	106,344
Pool #AD6996 5.000% 7/01/40	735,760	738,942
Pool #AL8173 5.000% 2/01/44	278,780	280,026
Pool #MA5530 5.000% 11/01/54	3,464,325	3,416,778
Pool #AD0836 5.500% 11/01/28	3,328	3,345
Pool #MA4842 5.500% 12/01/52	7,323,351	7,402,265
Pool #CB9444 6.000% 11/01/54	2,964,445	3,030,295
Pool #FA0095 6.000% 12/01/54	4,588,098	4,718,834
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	26	26
Pool #488634 7.000% 5/15/29	516	522
Pool #500928 7.000% 5/15/29	1,202	1,219
Pool #510083 7.000% 7/15/29	64	65
Pool #493723 7.000% 8/15/29	964	979
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,516,912	1,356,616
Pool #MA6283 3.000% 11/20/49	2,765,070	2,463,373
Pool #MA6409 3.000% 1/20/50	2,850,785	2,544,190
Pool #MA4321 3.500% 3/20/47	1,703,963	1,574,112
Pool #MB0025 5.000% 11/20/54	8,837,087	8,730,020

	Principal Amount	Value
Pool #MB0091 5.000% 12/20/54	$8,859,497	$8,752,158
Pool #80136 1 yr. CMT + 1.500% 5.125% FRN 11/20/27 (b)	64	64
Pool #MA8429 5.500% 11/20/52	3,699,441	3,761,202
Pool #MB0746 5.500% 11/20/55	3,898,696	3,921,141
Government National Mortgage Association II, TBA
3.500% 7/20/56 (f)	8,000,000	7,180,937
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/56 (f)	35,000,000	27,931,642
5.000% 7/01/56 (f)	10,700,000	10,513,168
		161,839,272
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $166,552,613)		161,842,871
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds & Notes — 5.4%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	22,500,000	13,995,704
4.125% 8/15/44	9,000,000	8,139,427
4.250% 11/15/40	11,000,000	10,433,401
4.625% 2/15/55	3,000,000	2,850,469
4.750% 8/15/55	2,000,000	1,940,312
		37,359,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,307,909)		37,359,313
TOTAL BONDS & NOTES (Cost $679,210,511)		663,091,681
TOTAL LONG-TERM INVESTMENTS (Cost $679,210,511)		663,091,681
Short-Term Investments — 10.5%
Commercial Paper — 9.2%
Bayer Corp.
4.100% 12/09/26 (a)	5,000,000	4,902,035
Barclays Capital, Inc., 4.474% 11/09/26 (a)	2,000,000	1,968,423
eBay, Inc.
4.179% 9/17/26 (a)	6,000,000	5,946,508
EIDP, Inc.
Pershing LLC, 4.153% 7/28/26 (a)	3,000,000	2,990,683
4.217% 7/06/26 (a)	3,000,000	2,998,014

The accompanying notes are an integral part of the financial statements.
10

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Goldman Sachs & Co., 4.247% 7/31/26 (a)	$2,000,000	$1,993,106
Fidelity National Information Services, Inc., Pershing LLC,
4.035% 7/16/26 (a)	10,000,000	9,982,439
Hubbell, Inc.
3.963% 7/21/26 (a)	10,000,000	9,977,724
Oracle Corp.
4.410% 10/02/26 (a)	8,000,000	7,907,504
Ryder System, Inc.
4.075% 7/08/26	5,000,000	4,995,639
Spire, Inc.
4.071% 7/20/26 (a)	10,000,000	9,977,877
		63,639,952
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (j)	6,321,583	6,321,583
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (k)	$2,937,994	2,937,994
TOTAL SHORT-TERM INVESTMENTS (Cost $72,919,355)		72,899,529
TOTAL INVESTMENTS — 106.4% (Cost $752,129,866) (l)		735,991,210
Other Assets/ (Liabilities) — (6.4)%		(44,585,665)
NET ASSETS — 100.0%		$691,405,545

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FHMMUSTF	Federated Hermes Money Market U.S. Treasury Fund Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $319,303,858 or 46.18% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is perpetual and has no stated maturity date.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $23,926,226 or 3.46% of net assets. The Fund received $18,243,889 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $2,713,159 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(k)
Maturity value of $2,938,157. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,996,862.

(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
11

MML VIP Barings Core Bond Fund (see Note 1) – Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	77.1%
Cayman Islands	8.4%
United Kingdom	2.7%
Canada	2.5%
Bermuda	0.8%
Australia	0.7%
Mexico	0.6%
Ireland	0.6%
Switzerland	0.6%
France	0.5%
Netherlands	0.5%
Finland	0.4%
Germany	0.3%
Sweden	0.2%
Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/21/26	161	$17,818,225	$455,275
U.S. Treasury Note 10 Year	9/21/26	355	38,746,083	265,089
U.S. Treasury Ultra 10 Year	9/21/26	45	5,019,210	41,884
U.S. Treasury Ultra Bond	9/21/26	144	16,256,633	469,867
U.S. Treasury Note 2 Year	9/30/26	177	36,538,607	(53,099)
				$1,179,016

The accompanying notes are an integral part of the financial statements.
12

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.3%
Corporate Debt — 4.8%
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$415,000	$412,687
Hyundai Capital America
5.250% 1/08/27 (a)	800,000	803,284
		1,215,971
Biotechnology — 0.2%
CSL Finance PLC
3.850% 4/27/27 (a)	415,000	412,856
Diversified Financial Services — 0.2%
Equitable America Global Funding
4.650% 6/09/28 (a)	400,000	399,153
Insurance — 3.3%
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	850,000	798,191
CNO Global Funding
5.875% 6/04/27 (a)	380,000	384,265
Corebridge Global Funding
4.250% 8/21/28 (a)	400,000	396,033
Equitable Financial Life Global Funding
4.600% 4/01/27 (a)	420,000	420,755
Fortitude Global Funding
4.625% 10/06/28 (a)	800,000	791,345
GA Global Funding Trust
1.950% 9/15/28 (a)	445,000	416,893
2.250% 1/06/27 (a)	410,000	405,115
Jackson National Life Global Funding
4.900% 1/13/27 (a)	400,000	400,715
Lincoln Financial Global Funding
4.625% 5/28/28 (a)	400,000	399,725
Protective Life Global Funding
4.992% 1/12/27 (a) (b)	400,000	401,574
Western-Southern Global Funding
4.500% 7/16/28 (a)	400,000	397,979
		5,212,590
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	415,000	417,359
TOTAL CORPORATE DEBT (Cost $7,711,713)		7,657,929

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 57.4%
Automobile Asset-Backed Securities — 24.6%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	$202,944	$203,069
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C
5.215% 9/15/32 (a)	848,784	852,015
American Credit Acceptance Receivables Trust
Series 2026-2, Class A, 4.320% 5/08/30 (a)	943,814	943,285
Series 2025-4, Class B, 4.550% 1/14/30 (a)	1,000,000	1,000,786
Series 2024-1, Class C, 5.630% 1/14/30 (a)	364,591	365,311
Series 2024-2, Class C, 6.240% 4/12/30 (a)	1,059,046	1,063,371
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	823,333	821,142
Series 2022-1A, Class B, 4.300% 8/21/28 (a)	1,300,000	1,294,675
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	57,559	57,878
BofA Auto Trust, Series 2026-1A, Class A2A
4.100% 11/15/28 (a)	900,000	898,197
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	310,171	310,104
Series 2026-2, Class A2, 4.240% 9/15/28	500,000	499,923
Series 2025-4, Class A2, 4.350% 6/15/28	525,997	526,190
Carvana Auto Receivables Trust
Series 2021-N3, Class B, 0.660% 6/12/28	216,947	211,667
Series 2025-P1, Class A3, 4.550% 5/10/30	426,203	426,647
Consumer Portfolio Services Auto Trust, Series 2025-D, Class A
4.460% 7/16/29 (a)	816,721	817,041

The accompanying notes are an integral part of the financial statements.
13

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Receivables Trust
Series 2026-A, Class A, 4.190% 12/17/29 (a)	$652,994	$651,299
Series 2026-B, Class A, 4.350% 2/15/30 (a)	899,190	898,747
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	7,510	7,513
Exeter Automobile Receivables Trust
Series 2022-1A, Class D, 3.020% 6/15/28	71,284	71,224
Series 2026-3A, Class A2, 4.360% 12/15/28	800,000	799,306
Series 2022-2A, Class D, 4.560% 7/17/28	1,612,170	1,613,156
Series 2025-1A, Class B, 4.910% 8/15/29	1,000,000	1,001,976
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	999,489	999,042
Series 2025-1, Class A2, 4.830% 10/16/28	112,528	112,585
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	287,100	287,511
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	290,178	289,546
Series 2026-1A, Class A2, 4.040% 11/15/28 (a)	1,300,000	1,298,775
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	710,948	711,185
Series 2025-1A, Class B, 4.980% 7/16/29 (a)	1,800,000	1,804,601
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	575,882	579,450
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	740,981	744,858
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	373,300	375,729
GM Financial Automobile Leasing Trust
Series 2026-2, Class A2A, 4.120% 7/20/28	800,000	798,446
Series 2026-1, Class B, 4.120% 1/22/30	1,250,000	1,237,643
Series 2026-2, Class A3, 4.300% 3/20/29	500,000	499,118

	Principal Amount	Value
Honda Auto Receivables Owner Trust, Series 2026-2, Class A2A
4.110% 12/15/28	$235,000	$234,603
Hyundai Auto Receivables Trust, Series 2026-B, Class A2A
4.190% 5/15/29	1,000,000	999,323
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	546,407	545,387
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	990,539	992,959
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	625,363	626,402
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	800,896
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	602,450	602,213
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2
4.040% 3/15/29	915,614	914,772
SCCU Auto Receivables Trust, Series 2026-1A, Class A2
4.180% 8/15/29 (a)	700,000	698,586
Tricolor Auto Securitization Trust, Series 2025-1A, Class A
4.940% 2/15/29 (a) (c) (d) (e)	1,438,455	1,057,696
Series 2025-2A, Class A
5.120% 1/16/29 (a) (c) (d) (e)	1,821,804	1,348,863
Westlake Automobile Receivables Trust
Series 2026-P1, Class A2, 3.840% 1/16/29 (a)	750,000	747,847
Series 2025-3A, Class A3, 4.220% 6/15/29 (a)	1,000,000	998,292
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	1,479,205	1,479,748
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	190,407	190,547
Series 2024-2A, Class C, 5.680% 3/15/30 (a)	1,000,000	1,007,318
World Omni Auto Receivables Trust, Series 2026-A, Class A2A
3.710% 4/16/29	1,000,000	995,541
		39,314,004

The accompanying notes are an integral part of the financial statements.
14

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 1.4%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	$1,700,000	$1,558,923
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
5.951% FRN 2/15/39 (a) (f)	700,000	697,974
		2,256,897
Home Equity Asset-Backed Securities — 0.2%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.378% FRN 4/25/36 (f)	292,387	290,764
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.023% FRN 3/25/37 (f)	63,658	63,331
		354,095
Other Asset-Backed Securities — 21.6%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.940% FRN 9/15/41 (a) (f)	16,973	16,919
ACHV ABS Trust
Series 2024-3AL, Class C, 5.680% 12/26/31 (a)	518,032	520,831
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	59,158	59,296
Affirm Asset Securitization Trust
Series 2026-X1, Class A, 4.270% 4/15/31 (a)	1,167,287	1,166,839
Series 2025-X2, Class A, 4.450% 10/15/30 (a)	1,142,798	1,143,471
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	146,640	146,716
Affirm Master Trust
Series 2025-2A, Class A, 4.670% 7/15/33 (a)	650,000	651,233
Series 2025-1A, Class A, 4.990% 2/15/33 (a)	1,000,000	1,003,177
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,135,063	1,136,042
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	645,763	644,961
BHG Securitization Trust, Series 2021-A, Class A
1.420% 11/17/33 (a)	57,058	56,952

	Principal Amount	Value
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.680% 7/22/27 (a)	$514,684	$515,358
Dext ABS LLC, Series 2025-2, Class A2
4.100% 4/17/28 (a)	708,180	707,293
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	306,296	306,330
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	738,298	703,230
GoldenTree Loan Management US CLO 29 Ltd., Series 2026-29A, Class X, 3 mo. USD Term SOFR + 0.850%
4.489% FRN 4/20/39 (a) (f)	1,300,000	1,299,714
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	1,412,733	1,416,773
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	535,315	534,162
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	302,011	302,552
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	6,791	6,800
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.610% 6/20/34 (a)	1,204,069	1,203,489
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	181,616	181,932
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	290,005	290,104
NMEF Funding LLC, Series 2026-A, Class A2
4.090% 2/15/34 (a)	750,000	747,428
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	4,600	4,561
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	2,601,841	2,257,741
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	1,890,051	1,637,955

The accompanying notes are an integral part of the financial statements.
15

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Oaktree CLO Ltd., Series 2024-26A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.525% FRN 4/20/39 (a) (f)	$1,300,000	$1,299,971
OneMain Financial Issuance Trust
Series 2022-S1, Class A, 4.130% 5/14/35 (a)	174,009	173,975
Series 2023-2A, Class A2, 30 day USD SOFR Average + 1.500% 5.093% FRN 9/15/36 (a) (f)	810,000	814,915
Series 2023-2A, Class A1, 5.840% 9/15/36 (a)	540,000	545,605
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	407,922	408,073
Series 2024-8, Class A, 5.331% 1/15/32 (a)	664,970	665,329
Series 2024-5, Class A, 6.278% 10/15/31 (a)	247,368	247,507
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	83,682	83,996
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	911,684	911,768
Reach ABS Trust
Series 2026-1A, Class A, 4.320% 2/15/33 (a)	1,004,441	1,003,825
Series 2026-2A, Class A, 4.340% 2/15/35 (a)	661,726	661,106
Regatta XXIII Funding Ltd., Series 2021-4A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.523% FRN 10/15/38 (a) (f)	1,170,000	1,169,740
RKTL Trust, Series 2026-1A, Class A
4.070% 2/26/35 (a)	455,273	454,029
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	698,821	696,821
Series 2025-4, Class A, 4.240% 8/25/35 (a)	496,437	495,829
Series 2026-2, Class A, 4.270% 3/25/36 (a)	738,288	737,185
Series 2026-3, Class A, 4.460% 6/25/35 (a)	800,000	800,079
Series 2025-1, Class A, 4.800% 2/27/34 (a)	914,369	914,926
Series 2025-2, Class A, 4.820% 6/25/34 (a)	220,862	221,058

	Principal Amount	Value
Sycamore Tree CLO Ltd., Series 2024-5A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.625% FRN 10/20/38 (a) (f)	$696,000	$695,984
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	928,273	939,426
Warwick Capital CLO 2 Ltd., Series 2023-2A, Class X, 3 mo. USD Term SOFR + 0.900%
4.561% FRN 3/15/39 (a) (f)	1,000,000	999,074
Wellington Management CLO 2 Ltd., Series 2024-2A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.619% FRN 4/20/39 (a) (f)	975,000	974,625
		34,576,705
Real Estate Investment Trusts (REITS) — 0.7%
SBA Tower Trust
6.599% 11/15/52 (a)	1,000,000	1,010,002
Student Loans Asset-Backed Securities — 3.1%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	78,209	61,051
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	10,885
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	865,376	791,761
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	117,933	111,204
Series 2018-A, Class B, 3.680% 2/18/42 (a)	294,226	289,948
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 4.460% FRN 1/15/37 (a) (f)	81,806	81,720
Series 2015-A, Class C, 4.500% 10/15/48 (a)	1,934,319	1,926,786
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.610% FRN 7/15/36 (a) (f)	152,860	152,386
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	1,518,333	1,519,062
		4,944,803

The accompanying notes are an integral part of the financial statements.
16

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 5.8%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (f) (g)	$566,961	$527,663
Series 2022-2, Class A1, 4.076% VRN 1/25/67 (a) (f) (g)	1,458,958	1,389,012
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.692% FRN 8/25/49 (a) (f)	550,208	528,579
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (f) (g)	4,161,092	3,820,776
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (f) (g)	988,956	812,903
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.713% FRN 2/25/60 (a) (f)	148,452	146,918
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (f) (g)	420,959	367,285
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (f) (g)	1,324,613	1,261,285
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (f) (g)	9,754	9,722
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (f) (g)	451,368	404,773
		9,268,916
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $93,858,586)		91,725,422
U.S. Government Agency Obligations and Instrumentalities (h) — 0.6%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.061% 5.751% FRN 3/01/37 (f)	29,063	29,907
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.478% FRN 11/25/41 (a) (f)	23,084	23,077

	Principal Amount	Value
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 4.928% FRN 2/25/42 (a) (f)	$204,167	$204,153
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.578% FRN 6/25/42 (a) (f)	163,560	165,416
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.528% FRN 6/25/43 (a) (f)	346,449	348,172
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.128% FRN 4/25/43 (a) (f)	252,346	253,456
		994,274
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,022,181)		1,024,181
U.S. Treasury Obligations — 22.5%
U.S. Treasury Bonds & Notes — 22.5%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	127,876	68,192
0.125% 2/15/52	657,778	343,512
0.250% 2/15/50	388,485	220,587
0.625% 2/15/43	579,228	424,839
0.750% 2/15/42	736,690	565,191
0.750% 2/15/45	565,524	404,222
0.875% 2/15/47	620,636	439,209
1.000% 2/15/46	632,286	467,203
1.000% 2/15/48	405,027	290,207
1.000% 2/15/49	330,763	233,898
1.375% 2/15/44	571,404	469,259
1.500% 2/15/53	616,006	471,575
2.125% 2/15/40	154,033	149,176
2.125% 2/15/41	456,081	437,761
2.125% 2/15/54	867,832	763,484
2.375% 2/15/55	527,535	489,199
2.375% 2/15/56	246,545	227,222
2.500% 1/15/29	387,665	392,706
3.375% 4/15/32	375,128	404,368
3.875% 4/15/29	607,554	638,234

The accompanying notes are an integral part of the financial statements.
17

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	$1,035,208	$972,726
0.125% 1/15/31	1,534,716	1,418,718
0.125% 7/15/31	1,180,062	1,084,486
0.125% 1/15/32	1,321,122	1,197,444
0.250% 7/15/29	780,924	745,213
0.625% 7/15/32	1,833,376	1,701,325
0.750% 7/15/28 (i)	1,624,730	1,589,104
0.875% 1/15/29	791,106	769,945
1.125% 10/15/30	1,029,240	1,000,222
1.125% 1/15/33	1,788,272	1,694,460
1.250% 4/15/28	1,109,940	1,092,280
1.250% 4/15/31	817,080	791,578
1.375% 7/15/33	1,370,263	1,317,159
1.625% 10/15/29	2,116,140	2,102,537
1.625% 4/15/30	1,568,775	1,550,869
1.750% 1/15/34	1,624,605	1,590,985
1.875% 7/15/34	1,167,111	1,150,281
1.875% 7/15/35	1,451,576	1,423,249
1.875% 1/15/36	1,844,262	1,796,523
2.125% 4/15/29	1,183,996	1,187,859
2.125% 1/15/35	1,054,940	1,055,410
2.375% 10/15/28	760,865	769,307
		35,901,724
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,990,126)		35,901,724
TOTAL BONDS & NOTES (Cost $140,582,606)		136,309,256

	Number of Shares
Exchange-Traded Funds — 1.1%
Exchange-Traded Funds — 1.1%
iShares Ultra Short Duration Bond Active ETF	35,400	1,790,532
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,796,904)		1,790,532
TOTAL LONG-TERM INVESTMENTS (Cost $142,379,510)		138,099,788

	Principal Amount	Value
Short-Term Investments — 9.8%
Commercial Paper — 9.3%
Bayer Corp.
4.100% 12/09/26 (a)	$2,000,000	$1,960,814
4.768% 7/21/26 (a)	1,000,000	997,628
EIDP, Inc., Goldman Sachs & Co.,
4.247% 7/31/26 (a)	2,000,000	1,993,107
Fidelity National Information Services, Inc., Pershing LLC,
4.035% 7/17/26 (a)	3,000,000	2,994,397
Oracle Corp.
4.410% 10/02/26 (a)	2,000,000	1,976,876
Penske Truck Leasing Co. LP
4.187% 8/10/26	2,000,000	1,990,442
Spire, Inc.
4.071% 7/20/26 (a)	1,000,000	997,788
4.105% 8/04/26 (a)	2,000,000	1,992,209
		14,903,261
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (j)	825,790	825,790
TOTAL SHORT-TERM INVESTMENTS (Cost $15,735,483)		15,729,051
TOTAL INVESTMENTS — 96.2% (Cost $158,114,993) (k)		153,828,839
Other Assets/ (Liabilities) — 3.8%		6,138,318
NET ASSETS — 100.0%		$159,967,157

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
18

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $100,677,570 or 62.94% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $1,025,589 or 0.64% of net assets. The Fund received $1,046,381 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $2,406,559 or 1.50% of net assets.
(e)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $2,406,559 or 1.50% of net assets.

(f)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)
Maturity value of $825,835. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $842,419.

(k)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Long Bond	9/21/26	2	$(220,665)	$(6,335)
U.S. Treasury Ultra 10 Year	9/21/26	2	(221,978)	(2,960)
U.S. Treasury Ultra Bond	9/21/26	2	(224,478)	(7,835)
U.S. Treasury Note 2 Year	9/30/26	189	(39,012,863)	53,762
U.S. Treasury Note 5 Year	9/30/26	49	(5,235,957)	(9,340)
				$27,292

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$50,260	$ —	$50,260
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	40,479	—	40,479
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	83,409	—	83,409
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	66,597	—	66,597
							$ 240,745	$ —	$240,745

The accompanying notes are an integral part of the financial statements.
19

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) – Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/30/26	USD	45,254,908	$345,274	$ —	$345,274
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	9/01/26	USD	34,089,076	(68,616)	—	(68,616)
1 Day-SOFR + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	11/30/26	USD	32,499,255	(149,917)	—	(149,917)
								$126,741	$—	$126,741

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
20

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 94.5%
Corporate Debt — 50.3%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$200,000	$201,422
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC
5.303% 9/06/29	370,000	368,628
5.875% 11/07/29	290,000	293,489
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	313,054
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	570,000	564,730
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	280,000	278,246
		1,818,147
Banks — 6.9%
Barclays PLC 1 day USD SOFR + 1.740%
5.690% VRN 3/12/30 (b)	295,000	301,130
BNP Paribas SA 1 day USD SOFR + 0.942%
4.892% VRN 6/30/30 (a) (b)	255,000	254,965
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (b)	285,000	288,168
CaixaBank SA 1 day USD SOFR + 1.210%
4.818% VRN 4/22/32 (a) (b)	265,000	262,838
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	450,000	458,748
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	375,000	387,234
Deutsche Bank AG 1 day USD SOFR + 1.410%
5.060% VRN 4/14/32 (b)	260,000	259,360
First Citizens BancShares, Inc.
1 day USD SOFR + 1.487% 4.869% VRN 3/03/32 (b)	285,000	277,185
5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (b)	225,000	220,922
First-Citizens Bank & Trust Co.
6.125% 3/09/28	250,000	254,674

	Principal Amount	Value
HSBC Holdings PLC 1 day USD SOFR + 1.030%
4.899% VRN 3/03/29 (b)	$290,000	$291,102
ING Groep NV 1 day USD SOFR Index + 1.260%
4.803% VRN 3/23/32 (b)	265,000	263,225
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27 (b)	445,000	442,039
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (b)	275,000	270,019
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	530,000	527,609
National Australia Bank Ltd.
2.332% 8/21/30 (a)	300,000	270,380
NatWest Group PLC
1 yr. CMT + 1.050% 5.115% VRN 5/23/31 (b)	280,000	281,637
5 yr. CMT + 2.200% 6.475% VRN 6/01/34 (b)	225,000	233,263
Pinnacle Bank/Nashville TN
5.625% 2/15/28	273,000	275,797
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	225,000	230,290
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	310,000	309,756
Societe Generale SA 1 day USD SOFR + 1.096%
4.450% VRN 4/12/30 (a) (b)	270,000	266,477
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	257,000	254,342
Truist Financial Corp. 1 day USD SOFR + 1.087%
4.680% VRN 4/23/32 (b)	275,000	271,442
		7,152,602
Beverages — 0.2%
Maple Parent Holdings Corp.
4.750% 3/26/29 (a)	193,000	192,879
Building Materials — 0.9%
Cemex SAB de CV
5.450% 11/19/29 (a)	400,000	402,489
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	530,000	532,493
		934,982

The accompanying notes are an integral part of the financial statements.
21

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.7%
Celanese US Holdings LLC
7.350% STEP 11/15/28	$555,000	$578,005
FMC Corp.
3.450% 10/01/29	575,000	532,423
Huntsman International LLC
4.500% 5/01/29	300,000	292,987
OCP SA
6.100% 4/30/30 (a)	300,000	306,473
		1,709,888
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	300,000	296,823
Element Fleet Management Corp.
5.037% 3/25/30 (a)	290,000	291,614
Triton Container International Ltd.
3.150% 6/15/31 (a)	325,000	294,257
		882,694
Computers — 1.0%
Dell International LLC/EMC Corp.
4.500% 2/15/31	280,000	276,113
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	120,000	122,697
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	397,000	390,973
Kyndryl Holdings, Inc.
3.150% 10/15/31	300,000	249,921
		1,039,704
Diversified Financial Services — 4.5%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	290,000	291,813
5.750% 10/01/31 (a)	225,000	230,156
Aviation Capital Group LLC
5.125% 4/10/30 (a)	440,000	441,178
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	115,132
5.750% 11/15/29 (a)	430,000	439,647
BGC Group, Inc.
6.150% 4/02/30	550,000	561,226
Brookfield Asset Management Ltd.
4.832% 4/15/31	265,000	262,511
Capital One Financial Corp. 1 day USD SOFR + 1.150%
4.722% VRN 1/30/32 (b)	290,000	286,095
Citadel Finance LLC
4.750% 2/14/29 (a)	550,000	541,380

	Principal Amount	Value
Gabx Leasing LLC
4.625% 4/15/31 (a)	$270,000	$266,230
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	324,000	333,509
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	550,000	549,857
TPG Operating Group II LP
4.875% 5/15/31	280,000	276,047
		4,594,781
Electric — 2.4%
AES Corp.
5.200% 7/15/29	290,000	291,650
Dayton Power & Light Co.
4.550% 8/15/30	275,000	270,639
ITC Holdings Corp.
2.950% 5/14/30 (a)	300,000	279,824
4.875% 4/15/31 (a)	271,000	270,004
NRG Energy, Inc.
4.734% 10/15/30 (a)	550,000	543,231
Pacific Gas & Electric Co.
5.050% 11/15/31	260,000	259,755
6.100% 1/15/29	265,000	272,860
Vistra Operations Co. LLC
5.000% 4/30/31 (a)	260,000	258,034
		2,445,997
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	400,000	407,624
Food — 0.9%
Flowers Foods, Inc.
2.400% 3/15/31	325,000	281,984
Pilgrim’s Pride Corp.
4.250% 4/15/31	300,000	287,692
Sigma Finance Netherlands BV
4.875% 3/27/28 (a)	350,000	350,104
		919,780
Forest Products & Paper — 0.6%
Inversiones CMPC SA
3.850% 1/13/30 (a)	300,000	280,701
Suzano Austria GmbH
6.000% 1/15/29	350,000	355,539
		636,240
Health Care - Services — 1.0%
Centene Corp.
2.450% 7/15/28	525,000	498,893
3.000% 10/15/30	325,000	294,140

The accompanying notes are an integral part of the financial statements.
22

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc.
5.375% 4/15/31	$250,000	$253,375
		1,046,408
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.650% 4/30/30	300,000	277,563
Insurance — 6.0%
American National Global Funding
4.625% 12/15/28 (a)	250,000	247,321
5.250% 6/03/30 (a)	550,000	550,521
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	264,000	270,752
Athene Global Funding
3.205% 3/08/27 (a) (c)	212,000	209,143
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	525,000	527,330
Brown & Brown, Inc.
2.375% 3/15/31	650,000	576,800
CNO Global Funding
2.650% 1/06/29 (a)	350,000	331,528
5.200% 6/11/31 (a)	290,000	290,136
Enstar Group Ltd.
3.100% 9/01/31	600,000	534,212
Fortitude Global Funding
4.625% 10/06/28 (a)	522,000	516,353
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	269,000	274,769
GA Global Funding Trust
4.500% 9/18/30 (a)	375,000	363,371
5.200% 12/09/31 (a)	350,000	345,820
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	73,000	65,486
Jackson National Life Global Funding
4.550% 9/09/30 (a)	580,000	568,550
Kemper Corp.
2.400% 9/30/30	275,000	240,143
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	270,000	266,523
		6,178,758
Internet — 0.9%
AppLovin Corp.
5.125% 12/01/29	260,000	262,158
Meta Platforms, Inc.
4.550% 5/15/31	265,000	263,574
Prosus NV
3.680% 1/21/30 (a)	400,000	382,981
		908,713

	Principal Amount	Value
Investment Companies — 6.9%
Antares Holdings LP
2.750% 1/15/27 (a)	$310,000	$305,527
3.950% 7/15/26 (a)	605,000	604,729
6.500% 2/08/29 (a)	250,000	250,447
ARES Capital Corp.
5.100% 1/15/31	250,000	241,839
5.875% 3/01/29	100,000	100,792
5.950% 7/15/29	305,000	308,065
ARES Strategic Income Fund
6.350% 8/15/29	538,000	542,917
Blackstone Private Credit Fund
2.625% 12/15/26	265,000	262,121
6.250% 1/25/31	250,000	250,195
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	348,590
5.300% 6/30/30	295,000	286,877
Blue Owl Capital Corp.
6.300% 8/15/31	145,000	144,121
Blue Owl Credit Income Corp.
4.700% 2/08/27	413,000	410,944
5.800% 3/15/30	325,000	316,646
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (c)	627,000	629,990
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	268,937
6.000% 7/15/29	621,000	621,581
HPS Corporate Lending Fund
6.250% 9/30/29	305,000	307,068
6.750% 1/30/29	368,000	374,460
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	300,000	296,506
Morgan Stanley Direct Lending Fund
6.100% 7/15/31 (d)	255,000	251,750
		7,124,102
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	400,000	380,974
Machinery - Diversified — 0.1%
Otis Worldwide Corp.
4.488% 5/07/29	153,000	152,450
Media — 1.7%
Cox Communications, Inc.
1.800% 10/01/30 (a)	600,000	521,629
News Corp.
3.875% 5/15/29 (a)	545,000	528,572

The accompanying notes are an integral part of the financial statements.
23

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Paramount Global
7.875% 7/30/30	$475,000	$498,874
Space Exploration Technologies Corp.
5.350% 7/15/31 (a)	255,000	254,335
		1,803,410
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	400,000	384,182
Oil & Gas — 2.6%
Antero Resources Corp.
5.375% 3/01/30 (a)	275,000	276,956
Continental Resources, Inc.
5.750% 1/15/31 (a)	425,000	432,750
Helmerich & Payne, Inc.
4.850% 12/01/29 (c)	310,000	309,759
Ovintiv, Inc.
7.200% 11/01/31	250,000	273,950
8.125% 9/15/30	250,000	278,384
Santos Finance Ltd.
3.649% 4/29/31 (a)	575,000	537,408
Sunoco LP
5.875% 7/15/27 (a)	193,000	192,915
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	400,000	396,360
		2,698,482
Pharmaceuticals — 0.3%
Mylan, Inc.
4.550% 4/15/28	365,000	362,707
Pipelines — 0.7%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	280,165
Targa Resources Corp.
4.350% 4/15/31	182,000	177,796
Western Midstream Operating LP
4.800% 3/01/31	275,000	271,967
		729,928
Real Estate Investment Trusts (REITS) — 2.8%
EPR Properties
3.750% 8/15/29	125,000	120,181
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	485,000	474,703
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	600,000	566,615
Highwoods Realty LP
4.200% 4/15/29	300,000	293,456

	Principal Amount	Value
Invitation Homes Operating Partnership LP
4.950% 2/01/32 (d)	$119,000	$118,184
Omega Healthcare Investors, Inc.
5.200% 7/01/30	250,000	251,218
Piedmont Operating Partnership LP
9.250% 7/20/28	465,000	500,600
Store Capital LLC
2.750% 11/18/30	275,000	248,435
Trust 2401
4.869% 1/15/30 (a)	300,000	291,936
		2,865,328
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	336,362
Genuine Parts Co.
1.875% 11/01/30	300,000	261,749
InRetail Consumer
3.250% 3/22/28 (a)	400,000	385,380
		983,491
Semiconductors — 1.0%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	570,000	582,722
Intel Corp.
4.650% 6/01/31	265,000	262,426
SK Hynix, Inc.
4.250% 9/11/28 (a)	200,000	198,482
		1,043,630
Software — 0.5%
Oracle Corp.
4.450% 9/26/30	540,000	521,298
Telecommunications — 0.2%
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	200,000	196,118
Transportation — 0.3%
Fedex Freight Holding Co., Inc.
4.650% 3/15/31 (a)	270,000	265,224
Venture Capital — 0.9%
Hercules Capital, Inc.
2.625% 9/16/26	285,000	283,558
3.375% 1/20/27 (c)	270,000	267,052
5.350% 2/10/29 (c)	158,000	156,458
6.000% 6/16/30 (c)	275,000	274,530
		981,598
TOTAL CORPORATE DEBT
(Cost $51,807,994)		51,841,104

The accompanying notes are an integral part of the financial statements.
24

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 43.6%
Automobile Asset-Backed Securities — 14.9%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	$199,694	$200,682
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2
4.970% 9/15/32 (a)	534,911	537,256
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class B
4.300% 8/21/28 (a)	300,000	298,771
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	400,000	399,707
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	48,484	47,792
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	835,887
Series 2025-P3, Class A2, 4.070% 2/12/29	299,571	299,414
Series 2025-P1, Class A3, 4.550% 5/10/30	473,559	474,052
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A
4.650% 4/15/36 (a)	300,000	298,287
Drive Auto Receivables Trust
Series 2025-1, Class A3, 4.730% 9/15/32	500,000	500,803
Series 2025-1, Class B, 4.790% 9/15/32	330,000	330,814
Enterprise Fleet Financing LLC
Series 2026-1, Class A2, 4.000% 10/20/28 (a)	500,000	498,053
Series 2023-3, Class A3, 6.410% 6/20/30 (a)	460,000	469,169
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.390% 9/17/29	500,000	499,900
Series 2024-3A, Class B, 5.570% 9/15/28	78,441	78,489
Series 2024-3A, Class C, 5.700% 7/16/29	400,000	402,278
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	505,880

	Principal Amount	Value
GLS Auto Receivables Issuer Trust
Series 2026-1A, Class A2, 4.040% 11/15/28 (a)	$550,000	$549,482
Series 2026-2A, Class A2, 4.250% 4/16/29 (a)	600,000	599,438
Series 2025-3A, Class A2, 4.520% 7/17/28 (a)	124,320	124,402
Series 2025-1A, Class B, 4.980% 7/16/29 (a)	500,000	501,278
GM Financial Automobile Leasing Trust
Series 2026-2, Class A2A, 4.120% 7/20/28	700,000	698,640
Series 2026-2, Class A3, 4.300% 3/20/29	500,000	499,118
Hyundai Auto Receivables Trust, Series 2026-B, Class A2A
4.190% 5/15/29	500,000	499,661
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	505,219
Oscar US Funding XIV LLC, Series 2022-1A, Class A4
2.820% 4/10/29 (a)	108,612	107,894
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	300,046
Santander Drive Auto Receivables Trust, Series 2025-3, Class A3
4.380% 1/15/30	700,000	700,290
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	400,000	406,637
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	140,638	142,574
Toyota Lease Owner Trust, Series 2026-A, Class A2A
3.700% 2/22/28 (a)	494,318	492,496
Westlake Automobile Receivables Trust
Series 2025-3A, Class A3, 4.220% 6/15/29 (a)	600,000	598,976
Series 2026-2A, Class A2A, 4.260% 6/15/29 (a)	700,000	699,515
Series 2026-2A, Class A3, 4.350% 4/15/30 (a)	500,000	498,615
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	309,390	309,765
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	133,285	133,383

The accompanying notes are an integral part of the financial statements.
25

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	$119,385	$120,261
World Omni Auto Receivables Trust, Series 2026-A, Class A3
3.860% 5/15/31	200,000	197,660
		15,362,584
Commercial Mortgage-Backed Securities — 2.3%
ELM Trust, Series 2024-ELM, Class A15,
5.994% VRN 6/10/39 (a) (b) (e)	1,100,000	1,099,954
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
5.090% FRN 8/15/38 (a) (b)	545,520	544,809
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
5.051% FRN 2/15/39 (a) (b)	540,944	540,732
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.490% FRN 3/15/38 (a) (b)	260,400	248,354
		2,433,849
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	400,000	402,288
Home Equity Asset-Backed Securities — 0.3%
Vista Point Securitization Trust, Series 2026-CES1, Class A1,
5.035% STEP 2/25/56 (a)	281,815	278,040
Other Asset-Backed Securities — 17.7%
Affirm Asset Securitization Trust
Series 2026-X1, Class A, 4.270% 4/15/31 (a)	474,507	474,325
Series 2024-B, Class A, 4.620% 9/15/29 (a)	600,000	600,565
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	120,197	120,259
Affirm Master Trust, Series 2025-1A, Class A
4.990% 2/15/33 (a)	500,000	501,588

	Principal Amount	Value
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.175% FRN 10/18/31 (a) (b)	$500,000	$500,324
BHG Owner Loan Trust, Series 2026-1CON, Class A
4.810% 6/17/37 (a)	289,057	287,360
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	437,552
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080%
4.753% FRN 7/15/34 (a) (b)	1,000,000	999,980
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	54,660
CIFC Funding Ltd., Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.090%
4.770% FRN 7/16/35 (a) (b)	250,000	250,121
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.795% FRN 4/20/37 (a) (b)	750,000	748,693
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	319,154	303,994
GoldenTree Loan Management US CLO 18 Ltd., Series 2023-18A, Class AR, 3 mo. USD Term SOFR + 1.130%
4.805% FRN 1/20/37 (a) (b)	500,000	500,324
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.225% FRN 10/20/34 (a) (b)	500,000	500,078
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	63,352	62,239
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	60,402	60,510
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	163,513	165,482
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	139,227	140,822

The accompanying notes are an integral part of the financial statements.
26

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Invesco U.S. CLO Ltd., Series 2023-1A, Class AR2, 3 mo. USD Term SOFR + 1.110%
4.774% FRN 4/22/37 (a) (b)	$750,000	$748,216
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	15,980	15,903
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 3 mo. USD Term SOFR + 1.080%
4.755% FRN 7/20/36 (a) (b)	500,000	500,000
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
4.824% FRN 1/22/35 (a) (b)	500,000	499,785
Marble Point CLO XXV Ltd., Series 2022-2A, Class A1RR, 3 mo. USD Term SOFR + 1.190%
4.865% FRN 10/20/36 (a) (b)	500,000	499,314
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	500,000	500,157
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.797% FRN 12/25/37 (a) (b)	500,000	500,013
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 3 mo. USD Term SOFR + 1.040%
4.706% FRN 7/23/36 (a) (b)	500,000	500,240
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	378,010	327,591
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	396,167	315,286
OCP CLO Ltd., Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100%
4.773% FRN 1/15/37 (a) (b)	500,000	499,018
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, 30 day USD SOFR Average + 1.500% 5.093% FRN 9/15/36 (a) (b)	320,000	321,942
Series 2023-2A, Class A1, 5.840% 9/15/36 (a)	240,000	242,491
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	160,061	160,152

	Principal Amount	Value
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	$325,826	$326,322
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	38,622	38,767
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	96,240	96,349
Reach ABS Trust
Series 2026-1A, Class A, 4.320% 2/15/33 (a)	256,690	256,533
Series 2026-2A, Class A, 4.340% 2/15/35 (a)	674,774	674,142
Series 2025-2A, Class A, 4.930% 8/18/32 (a)	274,528	275,067
RKTL Trust, Series 2026-1A, Class A
4.070% 2/26/35 (a)	848,209	845,890
Silver Point CLO 42 Ltd., Series 2024-42A, Class A1R, 3 mo. USD Term SOFR + 1.240%
4.869% FRN 4/17/37 (a) (b)	500,000	502,170
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	209,646	209,046
Series 2026-2, Class A, 4.270% 3/25/36 (a)	553,716	552,889
Series 2025-3, Class A, 4.470% 8/15/34 (a)	131,112	131,176
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.355% FRN 4/18/33 (a) (b)	500,000	500,211
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%
4.816% FRN 10/23/35 (a) (b)	500,000	499,452
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	485,724	491,560
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.943% FRN 10/15/35 (a) (b)	500,000	500,408
		18,238,966
Real Estate Investment Trusts (REITS) — 0.8%
SBA Tower Trust
6.599% 11/15/52 (a)	800,000	808,002

The accompanying notes are an integral part of the financial statements.
27

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 3.7%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	$404,129	$374,368
Series 2017-A, Class B, 4.500% 11/26/46 (a)	125,878	120,500
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 4.963% FRN 12/26/47 (a) (b)	122,859	122,541
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 5.413% FRN 11/26/46 (a) (b)	83,121	83,748
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,618
Series 2018-BGS, Class C, 4.120% 9/25/45 (a) 17,651	14,696
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	6,849
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,826
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	97,694	96,554
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	773,773	694,031
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,875,796
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 4.490% FRN 11/15/35 (a) (b)	34,860	34,756
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.243% FRN 9/15/53 (a) (b)	372,725	378,170
		3,850,453
Whole Loan Collateral Collateralized Mortgage Obligations — 3.4%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	568,898	567,903
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (b) (e)	26,116	25,244

	Principal Amount	Value
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.692% FRN 8/25/49 (a) (b)	$206,328	$198,217
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (b) (e)	312,789	281,442
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (e)	33,702	32,963
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (e)	457,971	374,713
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (b) (e)	226,670	201,165
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (b) (e)	69,391	65,390
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (b) (e)	461,184	399,732
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (b) (e)	522,869	435,324
PRPM Trust, Series 2026-NQM1, Class A1FC,
5.093% STEP 2/25/71 (a)	282,505	280,987
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (e)	254,959	242,769
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (b) (e)	131,515	112,656
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (e)	5,653	5,634
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (b) (e)	131,288	113,659
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (e)	193,597	193,760
		3,531,558
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b) (e)	99,370	87,987
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,967,378)		44,993,727

The accompanying notes are an integral part of the financial statements.
28

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.6%
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	$400,000	$406,672
Mexico Government International Bond
2.659% 5/24/31	300,000	264,345
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $674,936)		671,017
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	223	226
Pool #510083 7.000% 7/15/29	12	12
Pool #493723 7.000% 8/15/29	181	184
Government National Mortgage Association II
Pool #80136 1 yr. CMT + 1.500% 5.125% FRN 11/20/27 (b)	12	12
		434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $474)		434
TOTAL BONDS & NOTES
(Cost $98,450,782)		97,506,282
TOTAL LONG-TERM INVESTMENTS
(Cost $98,450,782)		97,506,282
Short-Term Investments — 4.6%
Commercial Paper — 1.9%
Bayer Corp., Barclays Capital, Inc.,
4.474% 11/09/26 (a)	2,000,000	1,968,423
		1,968,423

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (g)	526,308	526,308

	Principal Amount	Value
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (h)	$2,256,670	$2,256,670
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,751,392)		4,751,401
TOTAL INVESTMENTS — 99.1%
(Cost $103,202,174) (i)		102,257,683
Other Assets/ (Liabilities) — 0.9%		889,962
NET ASSETS — 100.0%		$103,147,645

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $63,273,616 or 61.34% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $1,846,652 or 1.79% of net assets. The Fund received $1,378,402 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.

The accompanying notes are an integral part of the financial statements.
29

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(f)
May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(h)
Maturity value of $2,256,795. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,301,905.

(i)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	71.8%
Cayman Islands	6.2%
United Kingdom	4.1%
Canada	1.8%
Mexico	1.3%
France	1.2%
Australia	1.2%
Brazil	1.1%
Bermuda	1.0%
Ireland	0.5%
Germany	0.5%
Hungary	0.4%
Republic of Korea	0.4%
Thailand	0.4%
Peru	0.4%
China	0.4%
Morocco	0.3%
India	0.3%
Chile	0.3%
Netherlands	0.3%
Spain	0.3%
Indonesia	0.2%
Japan	0.1%
Total Long-Term Investments	94.5%
Short-Term Investments and Other Assets and Liabilities	5.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
30

MML VIP Barings Short-Duration Bond Fund (see Note 1) – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/26	277	$57,175,575	$(76,786)
Short
U.S. Treasury Long Bond	9/21/26	3	$(330,998)	$(9,502)
U.S. Treasury Note 10 Year	9/21/26	7	(763,906)	(5,328)
U.S. Treasury Ultra 10 Year	9/21/26	4	(443,956)	(5,919)
U.S. Treasury Note 5 Year	9/30/26	250	(26,710,447)	(51,272)
				$(72,021)

The accompanying notes are an integral part of the financial statements.
31

MML VIP Barings U.S. Government Money Market Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Short-Term Investments — 99.6%
Discount Notes — 64.7%
Federal Home Loan Banks
3.610% 7/08/26, 7/08/26 (a)	$300,000	$299,789
3.660% 8/03/26, 8/03/26 (a)	1,610,000	1,604,634
3.670% 7/15/26, 7/15/26 (a)	5,700,000	5,691,998
3.670% 7/15/26, 7/15/26 (a)	13,800,000	13,780,626
3.674% 7/15/26, 7/15/26 (a)	5,200,000	5,192,690
3.684% 8/07/26, 8/07/26 (a)	2,100,000	2,092,208
3.694% 8/07/26, 8/07/26 (a)	2,700,000	2,689,955
3.694% 7/15/26, 7/15/26 (a)	4,600,000	4,593,506
3.703% 8/07/26, 8/07/26 (a)	10,995,000	10,954,206
3.704% 8/07/26, 8/07/26 (a)	2,100,000	2,092,165
3.710% 10/16/26, 10/16/26 (a)	1,000,000	988,810
1 day USD SOFR + 0.010% 3.630% FRN , 9/22/26 (a) (b)	20,000,000	20,000,000
1 day USD SOFR + 0.015% 3.635% FRN , 10/06/26 (a) (b)	20,000,000	20,000,000
1 day USD SOFR + 0.020% 3.640% FRN , 11/09/26 (a) (b)	20,000,000	20,000,000
1 day USD SOFR + 0.025% 3.645% FRN , 11/12/26 (a) (b)	20,000,000	20,000,000
		129,980,587
Repurchase Agreement — 12.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	374,065	374,065
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/26, 3.570%, due 7/01/26 (d)	25,000,000	25,000,000
		25,374,065
U.S. Treasury Bill — 22.2%
U.S. Treasury Bill
3.666% 8/04/26 (e)	10,000,000	9,965,932
3.703% 8/18/26 (e)	15,000,000	14,927,954
3.793% 10/15/26 (e)	15,000,000	14,841,287
3.898% 3/18/27 (e)	5,000,000	4,868,646
		44,603,819
TOTAL SHORT-TERM INVESTMENTS (Cost $199,958,471)		199,958,471
TOTAL INVESTMENTS — 99.6% (Cost $199,958,471) (f)		199,958,471
Other Assets/(Liabilities) — 0.4%		883,330
NET ASSETS — 100.0%		$200,841,801

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Maturity value of $374,086. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $381,602.

(d)
Maturity value of $25,002,479. Collateralized by U.S. Government Agency obligations with a rate of 0.00%, maturity dates ranging from 8/15/34-11/15/54, and an aggregate market value, including accrued interest, of $25,500,009.

(e)	The rate shown represents yield-to-maturity.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MML VIP BlackRock® Balanced Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	484,073	$25,738,162
iShares Core S&P 500 ETF	253,102	189,545,557
iShares Core S&P Mid-Cap ETF	192,307	14,828,793
iShares Core S&P Small-Cap ETF (a)	47,114	6,987,477
iShares Core S&P Total U.S. Stock Market ETF	1,268,530	208,381,423
iShares Core U.S. Aggregate Bond ETF	1,085,761	107,468,624
iShares Core Universal USD Bond ETF (a)	2,330,380	107,547,037
iShares iBoxx High Yield Corporate Bond ETF	322,957	25,826,871
TOTAL EXCHANGE-TRADED FUNDS (Cost $494,743,284)		686,323,944
TOTAL LONG-TERM INVESTMENTS (Cost $494,743,284)		686,323,944
Short-Term Investments — 9.6%
Investment of Cash Collateral from Securities Loaned — 9.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (b)	65,370,375	65,370,375

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	$672,044	672,044
TOTAL SHORT-TERM INVESTMENTS (Cost $66,042,419)		66,042,419
TOTAL INVESTMENTS — 109.6% (Cost $560,785,703) (d)		752,366,363
Other Assets/(Liabilities) — (9.6)%		(65,838,360)
NET ASSETS — 100.0%		$686,528,003

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $65,960,163 or 9.61% of net assets. The Fund received $2,140,271 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(c)
Maturity value of $672,082. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $685,562.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
33

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	86,223	$4,518,947
iShares 20+ Year Treasury Bond ETF	20,698	1,788,721
iShares Broad USD High Yield Corporate Bond ETF (a)	24,430	904,399
iShares Core Dividend Growth ETF (a)	35,750	2,709,492
iShares Core International Aggregate Bond ETF	8,941	452,415
iShares Core MSCI Emerging Markets ETF	22,149	1,834,823
iShares Core MSCI International Developed Markets ETF	132,593	11,802,103
iShares Core S&P 500 ETF	10,945	8,196,601
iShares Core S&P Mid-Cap ETF	23,651	1,823,729
iShares Core S&P Total U.S. Stock Market ETF	172,080	28,267,581
iShares Core U.S. Aggregate Bond ETF	286,811	28,388,553
TOTAL EXCHANGE-TRADED FUNDS (Cost $76,843,833)		90,687,364
TOTAL LONG-TERM INVESTMENTS (Cost $76,843,833)		90,687,364
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (b)	22,800	22,800

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	$347,011	347,011
TOTAL SHORT-TERM INVESTMENTS (Cost $369,811)		369,811
TOTAL INVESTMENTS — 100.3% (Cost $77,213,644) (d)		91,057,175
Other Assets/(Liabilities) — (0.3)%		(230,923)
NET ASSETS — 100.0%		$90,826,252

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $4,141,609 or 4.56% of net assets. The Fund received $4,207,425 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(c)
Maturity value of $347,030. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $354,006.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
34

MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	179,105	$9,386,893
iShares 20+ Year Treasury Bond ETF	21,497	1,857,771
iShares Broad USD High Yield Corporate Bond ETF (a)	50,746	1,878,617
iShares Core Dividend Growth ETF (a)	74,260	5,628,165
iShares Core International Aggregate Bond ETF	37,144	1,879,486
iShares Core MSCI Emerging Markets ETF	115,020	9,528,257
iShares Core MSCI International Developed Markets ETF (a)	317,798	28,287,200
iShares Core S&P 500 ETF	20,209	15,134,318
iShares Core S&P Mid-Cap ETF	98,256	7,576,520
iShares Core S&P Total U.S. Stock Market ETF (a)	518,874	85,235,432
iShares Core U.S. Aggregate Bond ETF (a)	226,959	22,464,402
TOTAL EXCHANGE-TRADED FUNDS (Cost $158,472,890)		188,857,061
TOTAL LONG-TERM INVESTMENTS (Cost $158,472,890)		188,857,061

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	$1,425,383	1,425,383
TOTAL SHORT-TERM INVESTMENTS (Cost $1,425,383)		1,425,383
TOTAL INVESTMENTS — 100.5% (Cost $159,898,273) (c)		190,282,444
Other Assets/(Liabilities) — (0.5)%		(1,003,851)
NET ASSETS — 100.0%		$189,278,593

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $11,187,414 or 5.91% of net assets. The Fund received $11,410,522 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Maturity value of $1,425,462. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,453,976.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
35

MML VIP Franklin Templeton Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.7%
Communication Services — 6.5%
AT&T, Inc.	529,400	$10,958,580
Comcast Corp. Class A	86,000	2,111,300
Fox Corp. Class A	25,200	1,314,432
Match Group, Inc.	21,800	829,490
Meta Platforms, Inc. Class A	11,300	6,365,177
News Corp. Class A	38,900	965,887
Sirius XM Holdings, Inc.	20,800	614,432
T-Mobile US, Inc.	47,000	7,883,310
Verizon Communications, Inc.	315,800	13,370,972
Walt Disney Co.	184,900	17,796,625
		62,210,205
Consumer Discretionary — 8.6%
Amazon.com, Inc. (a)	69,900	16,659,966
Best Buy Co., Inc.	21,600	1,639,008
BorgWarner, Inc.	19,100	1,268,240
Darden Restaurants, Inc.	11,700	2,410,317
Deckers Outdoor Corp. (a)	8,500	843,965
Dillard’s, Inc. Class A (b)	1,000	528,420
DR Horton, Inc.	30,000	4,886,400
eBay, Inc.	46,700	5,218,725
Expedia Group, Inc.	11,900	3,044,972
Ford Motor Co.	403,600	5,610,040
GameStop Corp. Class A (a)	19,100	421,728
Gap, Inc.	38,200	713,576
General Motors Co.	86,800	6,690,544
Hasbro, Inc.	10,000	825,900
Las Vegas Sands Corp.	40,800	1,884,552
Lowe’s Cos., Inc.	55,000	12,126,950
Murphy USA, Inc.	1,200	646,644
NVR, Inc. (a)	290	1,975,886
Penske Automotive Group, Inc. (b)	6,900	1,234,755
PulteGroup, Inc.	20,400	2,799,084
Royal Caribbean Cruises Ltd.	16,600	5,270,998
Service Corp. International (b)	14,800	1,124,208
Tapestry, Inc.	18,600	2,722,668
Toll Brothers, Inc.	9,900	1,631,025
		82,178,571
Consumer Staples — 7.2%
Altria Group, Inc.	173,600	12,490,520
BJ’s Wholesale Club Holdings, Inc. (a)	7,800	680,316
Brown-Forman Corp. Class B	17,800	474,370
Constellation Brands, Inc. Class A	10,600	1,474,354
Dollar General Corp.	13,600	1,565,496
Dollar Tree, Inc. (a)	18,100	2,189,195

	Number of Shares	Value
Hormel Foods Corp.	33,900	$841,398
J.M. Smucker Co.	6,600	742,500
Kroger Co.	59,400	3,298,482
Maplebear, Inc. (a)	7,400	350,390
Molson Coors Beverage Co. Class B	7,400	288,304
Mondelez International, Inc. Class A	99,500	5,755,080
PepsiCo, Inc.	89,000	12,050,600
Procter & Gamble Co.	98,800	14,488,032
Sysco Corp.	49,600	4,145,568
Target Corp.	47,000	6,138,670
Tyson Foods, Inc. Class A	25,800	1,477,050
		68,450,325
Energy — 8.2%
Antero Midstream Corp.	49,100	1,117,025
Antero Resources Corp. (a)	27,500	966,350
APA Corp.	36,500	1,188,805
ConocoPhillips	75,100	7,807,396
Diamondback Energy, Inc.	29,600	5,203,088
EOG Resources, Inc.	48,700	6,317,851
Exxon Mobil Corp.	227,700	31,131,144
Halliburton Co.	87,000	2,953,650
HF Sinclair Corp.	18,900	1,316,385
Kinder Morgan, Inc.	229,800	7,346,706
Marathon Petroleum Corp.	17,900	4,576,493
Phillips 66	41,700	7,049,385
Range Resources Corp. (b)	24,600	914,874
		77,889,152
Financials — 28.5%
Affiliated Managers Group, Inc.	400	135,360
Aflac, Inc.	40,900	4,795,525
Allstate Corp.	13,200	3,140,808
Ally Financial, Inc.	16,700	767,365
American Express Co.	29,200	9,876,900
American Financial Group, Inc.	5,200	727,688
American International Group, Inc.	44,300	3,301,679
Ameriprise Financial, Inc.	7,100	3,257,196
Aon PLC Class A	9,000	2,985,210
Arch Capital Group Ltd. (a)	23,100	2,242,086
Assurant, Inc.	3,600	966,708
Axis Capital Holdings Ltd.	6,000	644,640
Bank of America Corp.	336,700	19,185,166
Bank of New York Mellon Corp.	51,600	7,461,876
Block, Inc. (a)	28,100	2,135,600
Charles Schwab Corp.	74,700	6,892,569
Chubb Ltd.	17,100	5,826,654
Cincinnati Financial Corp.	11,700	2,166,138
Citigroup, Inc.	109,900	15,381,604

The accompanying notes are an integral part of the financial statements.
36

MML VIP Franklin Templeton Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens Financial Group, Inc.	27,900	$1,954,953
Corpay, Inc. (a)	2,700	899,829
Cullen/Frost Bankers, Inc. (b)	3,100	479,012
East West Bancorp, Inc.	8,400	1,084,356
Evercore, Inc. Class A	600	204,864
Everest Group Ltd.	2,900	1,035,967
Fidelity National Financial, Inc.	16,500	778,140
First Citizens BancShares, Inc. Class A	1,000	2,080,790
First Horizon Corp.	25,600	656,384
Globe Life, Inc.	4,200	750,456
Goldman Sachs Group, Inc.	22,120	22,371,504
Hartford Insurance Group, Inc.	21,100	2,796,172
JP Morgan Chase & Co.	129,100	42,258,303
KeyCorp.	56,000	1,290,800
Loews Corp.	15,900	1,800,039
M&T Bank Corp.	8,400	1,999,284
Markel Group, Inc. (a)	880	1,718,649
MetLife, Inc.	52,800	4,467,408
Morgan Stanley	113,400	23,705,136
Northern Trust Corp.	14,900	2,590,216
Old Republic International Corp.	18,700	765,204
PNC Financial Services Group, Inc.	25,000	6,155,500
Popular, Inc.	3,400	558,212
Primerica, Inc.	2,400	682,080
Principal Financial Group, Inc.	17,200	1,853,816
Progressive Corp.	9,000	1,966,050
Prudential Financial, Inc.	23,600	2,547,148
Raymond James Financial, Inc.	15,500	2,356,465
Regions Financial Corp.	56,900	1,718,380
Reinsurance Group of America, Inc.	3,897	828,697
RenaissanceRe Holdings Ltd.	3,700	1,172,530
SEI Investments Co.	9,600	842,016
Southstate Bank Corp.	1,500	149,850
State Street Corp.	21,800	3,697,280
Stifel Financial Corp.	9,400	655,838
Synchrony Financial	29,400	2,235,870
T. Rowe Price Group, Inc.	14,400	1,637,136
Travelers Cos., Inc.	16,800	5,546,016
Truist Financial Corp.	66,200	3,298,084
UMB Financial Corp.	1,200	171,312
Unum Group	12,400	1,108,560
US Bancorp	80,500	4,862,200
W.R. Berkley Corp.	28,650	2,020,685
Wells Fargo & Co.	182,000	15,040,480
Western Alliance Bancorp	4,500	369,900
Willis Towers Watson PLC	6,600	1,725,042
Zions Bancorp NA	6,200	428,978
		271,206,363

	Number of Shares	Value
Health Care — 16.6%
Amgen, Inc.	36,300	$13,144,956
Bio-Rad Laboratories, Inc. Class A (a)	1,800	528,498
Cencora, Inc.	17,300	4,895,554
Cigna Group	16,300	4,493,584
Cooper Cos., Inc. (a)	12,100	867,691
CVS Health Corp.	94,500	9,776,025
DaVita, Inc. (a)	2,700	600,696
Elevance Health, Inc.	13,300	5,143,509
Encompass Health Corp.	2,700	272,916
Exelixis, Inc. (a)	24,300	1,322,163
GE HealthCare Technologies, Inc. (a)	28,000	1,792,280
Gilead Sciences, Inc.	81,000	10,233,540
Globus Medical, Inc. Class A (a)	7,000	553,070
Halozyme Therapeutics, Inc. (a)	10,700	837,489
HCA Healthcare, Inc.	24,600	9,591,294
Henry Schein, Inc. (a) (b)	11,100	927,072
IQVIA Holdings, Inc. (a)	10,300	1,990,166
Jazz Pharmaceuticals PLC (a)	4,800	1,156,656
Johnson & Johnson	142,500	36,190,725
Labcorp Holdings, Inc.	7,400	2,072,000
McKesson Corp.	7,300	5,515,880
Medtronic PLC	115,000	8,996,450
Merck & Co., Inc.	105,300	13,531,050
Pfizer, Inc.	350,600	8,442,448
Quest Diagnostics, Inc.	10,700	2,267,865
Regeneron Pharmaceuticals, Inc.	6,400	3,990,656
Revvity, Inc. (b)	4,800	534,048
Solventum Corp. (a)	10,700	825,505
Tenet Healthcare Corp. (a)	8,300	1,552,764
United Therapeutics Corp. (a)	3,800	2,058,954
Universal Health Services, Inc. Class B	5,800	862,402
Viatris, Inc.	103,900	1,649,932
Zimmer Biomet Holdings, Inc.	17,900	1,541,011
		158,158,849
Industrials — 6.7%
3M Co.	54,800	8,872,668
A.O. Smith Corp. (b)	11,900	746,368
Acuity, Inc.	2,900	1,092,314
AGCO Corp. (b)	7,600	909,720
Allegion PLC	8,600	1,208,214
Allison Transmission Holdings, Inc.	5,100	574,974
CACI International, Inc. Class A (a)	2,000	926,520
Carlisle Cos., Inc.	3,600	1,305,900
CNH Industrial NV	76,300	856,849

The accompanying notes are an integral part of the financial statements.
37

MML VIP Franklin Templeton Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Core & Main, Inc. Class A (a)	16,900	$815,425
Delta Air Lines, Inc.	46,200	4,327,092
Dover Corp.	7,400	1,659,672
FedEx Corp.	24,300	7,609,059
Flowserve Corp.	7,800	578,448
General Dynamics Corp.	20,600	7,297,344
Masco Corp.	21,400	1,741,318
Mueller Industries, Inc.	9,900	1,217,007
Oshkosh Corp.	6,400	982,272
Regal Rexnord Corp.	7,100	1,691,149
Ryder System, Inc.	1,600	422,032
Snap-on, Inc.	5,400	2,172,960
Textron, Inc.	18,300	1,678,659
Toro Co.	10,100	983,942
U-Haul Holding Co. (UHAL/B US)	12,200	703,940
United Airlines Holdings, Inc. (a)	33,700	4,582,863
United Parcel Service, Inc. Class B	76,600	8,234,500
		63,191,209
Information Technology — 8.9%
Apple, Inc.	86,900	25,145,384
Arrow Electronics, Inc. (a)	1,200	256,092
First Solar, Inc. (a)	9,600	2,265,216
Intel Corp. (a)	64,000	8,936,320
Microsoft Corp.	59,000	22,008,180
NetApp, Inc.	20,400	3,157,104
QUALCOMM, Inc.	110,900	20,493,211
Skyworks Solutions, Inc.	2,700	183,060
TD SYNNEX Corp.	8,400	2,245,656
		84,690,223
Materials — 3.9%
Albemarle Corp.	10,700	1,444,821
Alcoa Corp.	23,100	1,204,434
Avery Dennison Corp.	7,800	1,266,330
Ball Corp.	27,500	1,716,000
CF Industries Holdings, Inc.	14,700	1,591,422
Corteva, Inc.	61,100	5,174,559
CRH PLC	28,400	3,038,800
Crown Holdings, Inc.	11,700	1,308,294
Newmont Corp. (NEM US)	92,800	8,667,520
Nucor Corp.	23,800	5,301,450
PPG Industries, Inc.	23,300	2,826,057
Reliance, Inc.	4,600	1,718,560
RPM International, Inc.	13,300	1,478,295
		36,736,542
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	3,800	1,177,810

	Number of Shares	Value
Utilities — 2.5%
AES Corp.	73,200	$1,073,112
Alliant Energy Corp. (b)	26,400	2,014,056
DTE Energy Co.	17,100	2,605,527
Duke Energy Corp.	55,400	7,012,532
Evergy, Inc.	23,500	2,031,105
FirstEnergy Corp.	59,400	2,823,876
Public Service Enterprise Group, Inc.	51,600	4,187,856
UGI Corp. (b)	22,300	770,242
WEC Energy Group, Inc.	10,100	1,179,377
		23,697,683
TOTAL COMMON STOCK (Cost $674,125,998)		929,586,932
TOTAL EQUITIES (Cost $674,125,998)		929,586,932
Exchange-Traded Funds — 1.8%
iShares Russell 1000 Value ETF (b)	71,300	17,285,259
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,309,667)		17,285,259
TOTAL LONG-TERM INVESTMENTS (Cost $691,435,665)		946,872,191
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	767,966	767,966

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$4,757,931	4,757,931
TOTAL SHORT-TERM INVESTMENTS (Cost $5,525,897)		5,525,897
TOTAL INVESTMENTS — 100.1% (Cost $696,961,562) (e)		952,398,088
Other Assets/(Liabilities) — (0.1)%		(800,847)
NET ASSETS — 100.0%		$951,597,241

The accompanying notes are an integral part of the financial statements.
38

MML VIP Franklin Templeton Equity Fund (see Note 1) – Portfolio of Investments (Continued)
Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $9,846,840 or 1.03% of net assets. The Fund received $9,403,069 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)
Maturity value of $4,758,195. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $4,853,233.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
39

MML VIP Invesco Discovery Large Cap Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 100.6%
Common Stock — 100.6%
Communication Services — 9.7%
Alphabet, Inc. Class C	110,834	$39,160,977
Meta Platforms, Inc. Class A	13,314	7,499,643
Space Exploration Technologies Corp. Class A (a)	27,562	4,709,244
		51,369,864
Consumer Discretionary — 10.3%
Amazon.com, Inc. (a)	124,755	29,734,107
Hilton Worldwide Holdings, Inc.	27,696	9,152,420
Starbucks Corp.	24,089	2,461,655
Tesla, Inc. (a)	7,458	3,136,835
TJX Cos., Inc.	39,581	5,996,521
Viking Holdings Ltd. (a)	38,912	4,072,919
		54,554,457
Consumer Staples — 1.2%
Walmart, Inc.	55,195	6,251,386
Energy — 3.1%
Baker Hughes Co.	66,517	3,691,693
Cameco Corp.	33,695	3,432,173
Diamondback Energy, Inc.	31,544	5,544,804
Targa Resources Corp.	13,478	3,613,991
		16,282,661
Financials — 2.3%
Goldman Sachs Group, Inc.	6,856	6,933,952
JP Morgan Chase & Co.	7,551	2,471,669
Visa, Inc. Class A	8,108	2,781,774
		12,187,395
Health Care — 4.3%
Argenx SE ADR (a)	2,892	2,683,111
Cardinal Health, Inc.	13,858	3,292,107
Eli Lilly & Co.	9,882	11,852,767
Gilead Sciences, Inc.	16,571	2,093,580
Johnson & Johnson	9,955	2,528,271
		22,449,836
Industrials — 16.1%
Bloom Energy Corp. Class A (a)	15,049	4,555,332
Caterpillar, Inc.	12,310	13,108,919
GE Vernova, Inc.	9,957	11,698,081
General Electric Co.	20,149	7,530,286
Howmet Aerospace, Inc.	38,067	10,234,693

	Number of Shares	Value
Parker-Hannifin Corp.	4,739	$4,635,311
Quanta Services, Inc.	20,070	14,451,203
Vertiv Holdings Co. Class A	41,323	13,835,767
XPO, Inc. (a)	25,292	5,192,195
		85,241,787
Information Technology — 51.9%
Advanced Micro Devices, Inc. (a)	31,541	18,322,482
Apple, Inc.	95,488	27,630,408
Applied Materials, Inc.	22,161	16,022,403
AppLovin Corp. Class A (a)	5,268	2,714,232
ASML Holding NV	5,104	10,154,102
Broadcom, Inc.	26,606	10,050,416
Cloudflare, Inc. Class A (a)	24,262	5,950,983
Coherent Corp. (a)	20,378	8,038,510
Crowdstrike Holdings, Inc. Class A (a)	9,962	7,602,401
Datadog, Inc. Class A (a)	25,053	6,522,799
Lam Research Corp.	65,850	28,534,780
Microsoft Corp.	41,541	15,495,624
Monolithic Power Systems, Inc.	5,205	7,195,184
NVIDIA Corp.	265,544	53,132,699
Palo Alto Networks, Inc. (a)	18,256	6,225,661
Sandisk Corp. (a)	1,736	3,947,195
Snowflake, Inc. Class A (a)	21,228	5,402,526
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	36,022	17,203,027
Texas Instruments, Inc.	21,503	6,409,399
Western Digital Corp.	27,598	17,627,395
		274,182,226
Materials — 1.0%
Freeport-McMoRan, Inc.	87,408	5,497,089
Real Estate — 0.7%
Welltower, Inc.	16,226	3,682,815
TOTAL COMMON STOCK (Cost $461,962,604)		531,699,516
TOTAL EQUITIES (Cost $461,962,604)		531,699,516
TOTAL LONG-TERM INVESTMENTS (Cost $461,962,604)		531,699,516

The accompanying notes are an integral part of the financial statements.
40

MML VIP Invesco Discovery Large Cap Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	$1,413,538	$ 1,413,538
TOTAL SHORT-TERM INVESTMENTS (Cost $1,413,538)		1,413,538
TOTAL INVESTMENTS — 100.9% (Cost $463,376,142) (c)		533,113,054
Other Assets/(Liabilities) — (0.9)%		(4,603,709)
NET ASSETS — 100.0%		$528,509,345

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $1,413,616. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,441,837.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
41

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.3%
Common Stock — 98.3%
Communication Services — 1.5%
Live Nation Entertainment, Inc. (a)	24,012	$4,396,837
TKO Group Holdings, Inc.	11,241	2,262,926
		6,659,763
Consumer Discretionary — 8.6%
Hilton Worldwide Holdings, Inc.	39,908	13,187,998
Marriott International, Inc. Class A	16,360	6,062,852
Ralph Lauren Corp.	11,359	4,559,616
Ross Stores, Inc.	35,352	7,524,673
Viking Holdings Ltd. (a)	68,465	7,166,232
		38,501,371
Consumer Staples — 1.7%
Casey’s General Stores, Inc.	9,501	7,551,300
Energy — 5.9%
Baker Hughes Co.	73,911	4,102,060
Cheniere Energy, Inc.	20,537	4,908,548
Diamondback Energy, Inc.	34,168	6,006,051
Targa Resources Corp.	21,547	5,777,613
TechnipFMC PLC	86,662	5,745,691
		26,539,963
Financials — 4.3%
Citizens Financial Group, Inc.	68,924	4,829,505
Corpay, Inc. (a)	10,286	3,428,015
Evercore, Inc. Class A	17,355	5,925,691
MSCI, Inc.	8,965	5,020,759
		19,203,970
Health Care — 9.0%
BrightSpring Health Services, Inc. (a)	62,943	4,389,645
Cardinal Health, Inc.	21,685	5,151,489
Guardant Health, Inc. (a)	34,791	5,219,694
IDEXX Laboratories, Inc. (a)	4,715	2,482,165
Labcorp Holdings, Inc.	7,742	2,167,760
Medline, Inc. Class A (a)	70,117	2,765,414
Natera, Inc. (a)	19,405	5,267,487
Royalty Pharma PLC Class A	103,663	5,812,384
Waters Corp. (a)	14,170	5,314,317
West Pharmaceutical Services, Inc.	5,291	1,899,469
		40,469,824
Industrials — 31.7%
AMETEK, Inc.	29,671	7,178,602
Arxis, Inc. Class A (a)	42,864	1,977,745
Bloom Energy Corp. Class A (a)	11,742	3,554,304
BWX Technologies, Inc.	18,699	3,639,760
Carpenter Technology Corp.	15,152	9,346,360

	Number of Shares	Value
Comfort Systems USA, Inc.	6,475	$12,833,126
Curtiss-Wright Corp.	11,832	8,965,816
ESCO Technologies, Inc.	11,063	3,872,493
Forgent Power Solutions, Inc. (a)	84,237	4,705,479
Howmet Aerospace, Inc.	11,643	3,130,337
ITT, Inc.	30,502	6,032,076
JB Hunt Transport Services, Inc.	9,054	2,620,499
Knight-Swift Transportation Holdings, Inc.	86,830	6,761,452
MasTec, Inc. (a)	27,339	11,374,664
PACCAR, Inc.	26,517	3,185,222
Quanta Services, Inc.	17,450	12,564,698
RBC Bearings, Inc. (a)	9,837	6,335,618
Regal Rexnord Corp.	12,681	3,020,487
Rockwell Automation, Inc.	11,922	5,902,344
SPX Technologies, Inc. (a)	14,567	3,571,391
W.W. Grainger, Inc.	2,521	3,429,568
Westinghouse Air Brake Technologies Corp.	16,479	4,442,739
Woodward, Inc.	17,003	7,233,756
XPO, Inc. (a)	28,808	5,913,994
		141,592,530
Information Technology — 32.6%
Advanced Energy Industries, Inc.	12,317	4,592,640
Akamai Technologies, Inc. (a)	50,436	5,962,039
Celestica, Inc. (a)	18,386	6,707,213
Cloudflare, Inc. Class A (a)	31,321	7,682,415
Cognex Corp.	92,587	6,705,150
Coherent Corp. (a)	18,933	7,468,500
Datadog, Inc. Class A (a)	22,750	5,923,190
Flex Ltd. (a)	95,368	15,456,292
Keysight Technologies, Inc. (a)	19,935	6,978,645
Lattice Semiconductor Corp. (a)	72,796	11,134,876
Lumentum Holdings, Inc. (a)	6,362	5,458,978
MACOM Technology Solutions Holdings, Inc. (a)	27,345	10,401,218
MKS, Inc.	20,678	9,197,574
MongoDB, Inc. (a)	13,474	4,525,917
Monolithic Power Systems, Inc.	9,161	12,663,800
Nebius Group NV (a)	10,325	2,851,455
Sanmina Corp. (a)	15,970	4,041,688
Snowflake, Inc. Class A (a)	19,164	4,877,238
Teradyne, Inc.	20,950	10,136,448
Tower Semiconductor Ltd. (a)	11,259	2,934,546
		145,699,822
Materials — 2.4%
Element Solutions, Inc.	109,857	5,245,672
Hudbay Minerals, Inc.	81,052	1,913,638
Steel Dynamics, Inc.	14,779	3,391,189
		10,550,499

The accompanying notes are an integral part of the financial statements.
42

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.6%
Iron Mountain, Inc.	21,514	$2,717,433
TOTAL COMMON STOCK (Cost $360,168,306)		439,486,475
TOTAL EQUITIES (Cost $360,168,306)		439,486,475
TOTAL LONG-TERM INVESTMENTS (Cost $360,168,306)		439,486,475

	Principal Amount
Short-Term Investments — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	$10,986,042	10,986,042
TOTAL SHORT-TERM INVESTMENTS (Cost $10,986,042)		10,986,042
TOTAL INVESTMENTS — 100.8% (Cost $371,154,348) (c)		450,472,517
Other Assets/(Liabilities) — (0.8)%		(3,520,351)
NET ASSETS — 100.0%		$446,952,166

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $10,986,652. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $11,205,874.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
43

MML VIP Invesco Small Cap Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 0.8%
Snap, Inc. Class A (a) (b)	272,823	$1,211,334
Consumer Discretionary — 13.9%
AutoNation, Inc. (a)	13,341	2,478,624
Champion Homes, Inc. (a)	18,986	1,673,046
Cheesecake Factory, Inc.	22,924	1,823,375
Dorman Products, Inc. (a) (b)	14,138	1,929,130
KB Home	26,871	1,681,856
Kontoor Brands, Inc. (b)	21,624	1,802,144
Life Time Group Holdings, Inc. (a)	41,800	1,707,112
Pool Corp.	5,538	1,190,116
Steven Madden Ltd.	24,631	1,036,965
Stride, Inc. (a) (b)	14,040	1,210,810
Visteon Corp.	19,326	1,917,333
Wyndham Hotels & Resorts, Inc.	23,489	1,978,009
		20,428,520
Consumer Staples — 1.6%
Chefs’ Warehouse, Inc. (a)	13,762	1,322,528
Interparfums, Inc.	8,802	984,592
		2,307,120
Energy — 5.3%
Helmerich & Payne, Inc.	68,137	2,230,806
Kodiak Gas Services, Inc.	36,700	2,757,271
Northern Oil & Gas, Inc. (b)	80,929	1,468,861
Weatherford International PLC	15,902	1,296,013
		7,752,951
Financials — 18.6%
Ameris Bancorp	21,516	1,942,034
Banc of California, Inc.	92,812	1,896,149
Bank of NT Butterfield & Son Ltd.	18,422	1,096,109
BGC Group, Inc. Class A	119,175	1,273,981
Cathay General Bancorp	38,974	2,415,998
Columbia Banking System, Inc.	91,010	2,916,871
Definity Financial Corp.	19,734	1,046,914
Federated Hermes, Inc.	18,018	994,954
Marqeta, Inc. Class A (a)	207,429	842,162
Miami International Holdings, Inc. (a) (b)	30,589	1,136,687
OceanFirst Financial Corp.	50,802	992,163
Paymentus Holdings, Inc. Class A (a)	26,129	631,277
PennyMac Financial Services, Inc.	22,188	1,932,575
Piper Sandler Cos.	12,211	883,344
Skyward Specialty Insurance Group, Inc. (a)	34,478	2,011,791

	Number of Shares	Value
Texas Capital Bancshares, Inc.	7,465	$770,836
United Community Banks, Inc.	39,064	1,370,756
Wintrust Financial Corp.	11,274	1,811,957
WSFS Financial Corp.	18,181	1,395,028
		27,361,586
Health Care — 14.3%
Acadia Healthcare Co., Inc. (a) (b)	30,129	889,709
Adaptive Biotechnologies Corp. (a)	62,045	1,330,865
Addus HomeCare Corp. (a)	6,017	604,528
Alignment Healthcare, Inc. (a) (b)	40,901	973,853
Alumis, Inc. (a)	23,288	655,324
Arrowhead Pharmaceuticals, Inc. (a)	10,750	876,233
Axsome Therapeutics, Inc. (a)	4,691	1,148,216
BioLife Solutions, Inc. (a)	43,267	1,221,860
BrightSpring Health Services, Inc. (a)	33,636	2,345,775
Collegium Pharmaceutical, Inc. (a) (b)	23,266	842,229
Guardant Health, Inc. (a)	12,764	1,914,983
Ligand Pharmaceuticals, Inc. (a)	3,131	989,678
Mineralys Therapeutics, Inc. (a)	21,930	591,671
Mirum Pharmaceuticals, Inc. (a)	11,099	1,299,360
Praxis Precision Medicines, Inc. (a)	3,351	1,121,881
Repligen Corp. (a)	10,514	1,434,530
Tarsus Pharmaceuticals, Inc. (a)	11,688	735,643
Twist Bioscience Corp. (a)	16,209	1,667,582
uniQure NV (a)	10,426	480,222
		21,124,142
Industrials — 19.8%
AAR Corp. (a)	18,724	2,676,221
AGCO Corp. (b)	10,255	1,227,524
Allison Transmission Holdings, Inc.	6,772	763,475
ArcBest Corp.	6,021	864,254
Argan, Inc. (b)	610	487,116
Atmus Filtration Technologies, Inc.	35,520	1,811,165
Casella Waste Systems, Inc. Class A (a) (b)	21,870	2,120,734
EnerSys	4,847	1,133,326
Enpro, Inc.	7,726	2,912,161
Esab Corp.	18,391	1,813,904
Federal Signal Corp.	12,572	1,615,376
Fluor Corp. (a)	23,670	1,240,071
Gates Industrial Corp. PLC (a)	77,340	2,163,200
GATX Corp.	4,128	731,440
Hayward Holdings, Inc. (a) (b)	74,104	1,282,740
Korn Ferry	28,603	1,904,388
Loar Holdings, Inc. (a) (b)	10,110	814,967

The accompanying notes are an integral part of the financial statements.
44

MML VIP Invesco Small Cap Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Terex Corp.	15,340	$1,110,463
Zurn Elkay Water Solutions Corp. Class C	49,304	2,491,331
		29,163,856
Information Technology — 13.8%
Allegro MicroSystems, Inc. (a) (b)	30,349	2,112,898
Axcelis Technologies, Inc. (a)	6,396	1,211,722
Belden, Inc.	16,685	2,000,698
Elastic NV (a)	12,197	695,473
Itron, Inc. (a) (b)	16,552	1,432,245
Manhattan Associates, Inc. (a)	8,096	1,127,368
MaxLinear, Inc. (a)	20,604	2,637,930
Procore Technologies, Inc. (a)	18,478	750,576
Ralliant Corp.	28,286	2,082,698
Sanmina Corp. (a)	4,301	1,088,497
ServiceTitan, Inc. Class A (a)	14,569	1,030,174
Silicon Laboratories, Inc. (a)	9,188	2,008,129
Ultra Clean Holdings, Inc. (a)	9,791	1,396,099
Unity Software, Inc. (a)	27,497	785,864
		20,360,371
Materials — 3.3%
Commercial Metals Co.	29,378	1,843,470
Eagle Materials, Inc.	5,461	1,228,725
Silgan Holdings, Inc.	38,683	1,794,504
		4,866,699
Real Estate — 5.4%
Cushman & Wakefield Ltd. (a)	70,611	945,481
Essential Properties Realty Trust, Inc.	74,590	2,226,512
Outfront Media, Inc.	86,439	2,831,742
Terreno Realty Corp.	31,520	2,041,550
		8,045,285
Utilities — 2.6%
Chesapeake Utilities Corp.	9,914	1,214,267
IDACORP, Inc.	6,422	971,648
Portland General Electric Co.	32,217	1,669,807
		3,855,722
TOTAL COMMON STOCK (Cost $109,449,483)		146,477,586
TOTAL EQUITIES (Cost $109,449,483)		146,477,586
TOTAL LONG-TERM INVESTMENTS (Cost $109,449,483)		146,477,586

	Number of Shares	Value
Short-Term Investments — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	4,386	$4,386

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$3,060,058	3,060,058
TOTAL SHORT-TERM INVESTMENTS (Cost $3,064,444)		3,064,444
TOTAL INVESTMENTS — 101.5% (Cost $112,513,927) (e)		149,542,030
Other Assets/(Liabilities) — (1.5)%		(2,228,310)
NET ASSETS — 100.0%		$147,313,720

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $13,160,752 or 8.93% of net assets. The Fund received $13,162,824 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)
Maturity value of $3,060,228. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $3,121,313.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
45

MML Series Investment Fund II

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP Barings Core Bond Fund (see Note 1)	MML VIP Barings Inflation- Protected and Income Fund (see Note 1)
Assets:
Investments, at value (Note 2) (a)	$733,053,216	$153,003,049
Repurchase agreements, at value (Note 2) (b)	2,937,994	825,790
Total investments (c)	735,991,210	153,828,839
Cash	10,403	150
Foreign currency, at value (d)	53	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	5,348,055	6,099,340
Variation margin on open derivative instruments (Note 2)	—	4,472
Interest and dividends	5,642,757	467,153
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	345,274
Cash collateral pledged for open derivatives (Note 2)	—	923,098
Total assets	746,992,478	161,668,326
Liabilities:
Payables for:
Investments purchased
Regular delivery	174,353	—
Delayed delivery	47,431,088	—
Interest and dividends	—	1,267,810
Fund shares redeemed	632,125	57,650
Trustees’ fees and expenses (Note 3)	34,977	11,993
Variation margin on open derivative instruments (Note 2)	323,738	—
Affiliates (Note 3):
Administration fees	2,761	2,761
Investment advisory fees	250,411	79,024
Service fees	123,852	27,098
Distribution fees	—	—
Open swap agreements, at value (Note 2)	—	218,533
Cash Collateral pledged for when-issued securities (Note 2)	230,000	—
Cash collateral held for securities on loan (Note 2)	6,321,583	—
Due to custodian	—	—
Accrued expense and other liabilities	62,045	36,300
Total liabilities	55,586,933	1,701,169
Net assets	$691,405,545	$159,967,157
Net assets consist of:
Paid-in capital	$781,848,482	$189,691,041
Accumulated earnings (loss)	(90,442,937)	(29,723,884)
Net assets	$691,405,545	$159,967,157

(a) Cost of investments:	$749,191,872	$157,289,203
(b) Cost of repurchase agreements:	$2,937,994	$825,790
(c) Securities on loan with market value of:	$23,926,226	$1,025,589
(d) Cost of foreign currency:	$54	$—

The accompanying notes are an integral part of the financial statements.
46

MML VIP Barings Short-Duration Bond Fund (see Note 1)	MML VIP Barings U.S. Government Money Market Fund (see Note 1)	MML VIP BlackRock® Balanced Fund (see Note 1)	MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1)	MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1)	MML VIP Franklin Templeton Equity Fund (see Note 1)	MML VIP Invesco Discovery Large Cap Fund (see Note 1)

$100,001,013	$174,584,406	$751,694,319	$90,710,164	$188,857,061	$947,640,157	$531,699,516
2,256,670	25,374,065	672,044	347,011	1,425,383	4,757,931	1,413,538
102,257,683	199,958,471	752,366,363	91,057,175	190,282,444	952,398,088	533,113,054
—	—	3	—	—	4,847	—
143	—	—	—	—	—	—

—	—	15,845,305	2,696,284	2,621,056	—	—
693,407	696,720	—	10,837	209,041	—	—
21,759	—	—	—	—	—	—
838,767	339,242	32,720	1,051	2,168	850,671	60,330
—	—	—	—	—	24,432	—
—	—	—	—	—	—	—
474,000	—	—	—	—	—	—
104,285,759	200,994,433	768,244,391	93,765,347	193,114,709	953,278,038	533,173,384

—	—	15,678,217	2,831,180	3,644,068	—	—
370,492	—	—	—	—	—	—
—	—	—	—	—	—	—
127,751	18,110	229,940	11	10	448,822	4,307,869
5,495	8,144	30,649	250	281	37,978	—
—	—	—	—	—	—	—

16,656	—	—	11,777	24,006	812	72,713
32,421	85,092	249,885	16,712	38,919	331,094	250,450
22,869	—	114,368	—	—	44,817	5,138
—	—	—	32,734	104,590	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
526,308	—	65,370,375	22,800	—	767,966	—
11	—	—	—	—	—	—
36,111	41,286	42,954	23,631	24,242	49,308	27,869
1,138,114	152,632	81,716,388	2,939,095	3,836,116	1,680,797	4,664,039
$103,147,645	$200,841,801	$686,528,003	$90,826,252	$189,278,593	$951,597,241	$528,509,345

$116,871,693	$200,848,434	$451,924,360	$75,504,879	$146,550,996	$515,368,101	$475,137,000
(13,724,048)	(6,633)	234,603,643	15,321,373	42,727,597	436,229,140	53,372,345
$103,147,645	$200,841,801	$686,528,003	$90,826,252	$189,278,593	$951,597,241	$528,509,345

$100,945,504	$174,584,406	$560,113,659	$76,866,633	$158,472,890	$692,203,631	$461,962,604
$2,256,670	$25,374,065	$672,044	$347,011	$1,425,383	$4,757,931	$1,413,538
$1,846,652	$—	$65,960,163	$4,141,609	$11,187,414	$9,846,840	$—
$138	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
47

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP Barings Core Bond Fund (see Note 1)	MML VIP Barings Inflation- Protected and Income Fund (see Note 1)
Initial Class shares:
Net assets	$491,062,144	$115,564,310
Shares outstanding (a)	43,357,078	13,163,412
Net asset value, offering price and redemption price per share	$11.33	$8.78
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$200,343,401	$44,402,847
Shares outstanding (a)	17,791,277	5,116,602
Net asset value, offering price and redemption price per share	$11.26	$8.68
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
48

MML VIP Barings Short-Duration Bond Fund (see Note 1)	MML VIP Barings U.S. Government Money Market Fund (see Note 1)	MML VIP BlackRock® Balanced Fund (see Note 1)	MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1)	MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1)	MML VIP Franklin Templeton Equity Fund (see Note 1)	MML VIP Invesco Discovery Large Cap Fund (see Note 1)

	$200,841,801	$501,440,661			$878,484,587
	200,839,750	20,272,146			25,414,393
	$1.00	$24.74			$34.57

$65,760,765			$35,103,192	$2,108,720		$519,669,544
7,037,378			2,789,005	150,354		45,929,554
$9.34			$12.59	$14.03		$11.31

		$185,087,342			$73,112,654
		7,556,408			2,172,514
		$24.49			$33.65

$37,386,880			$55,723,060	$187,169,873		$8,839,801
4,021,557			4,445,608	13,385,349		782,451
$9.30			$12.53	$13.98		$11.30

The accompanying notes are an integral part of the financial statements.
49

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP Invesco Discovery Mid Cap Fund (see Note 1)	MML VIP Invesco Small Cap Equity Fund (see Note 1)
Assets:
Investments, at value (Note 2) (a)	$439,486,475	$146,481,972
Repurchase agreements, at value (Note 2) (b)	10,986,042	3,060,058
Total investments (c)	450,472,517	149,542,030
Receivables from:
Investments sold
Regular delivery	—	766,229
Fund shares sold	—	5
Interest and dividends	76,161	120,904
Total assets	450,548,678	150,429,168
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	2,596,789
Fund shares redeemed	3,238,560	384,562
Trustees’ fees and expenses (Note 3)	234	4,998
Affiliates (Note 3):
Administration fees	62,342	812
Investment advisory fees	247,185	78,933
Service fees	19,938	17,785
Cash collateral held for securities on loan (Note 2)	—	4,386
Accrued expense and other liabilities	28,253	27,183
Total liabilities	3,596,512	3,115,448
Net assets	$446,952,166	$147,313,720
Net assets consist of:
Paid-in capital	$363,673,601	$77,608,706
Accumulated earnings (loss)	83,278,565	69,705,014
Net assets	$446,952,166	$147,313,720

(a) Cost of investments:	$360,168,306	$109,453,869
(b) Cost of repurchase agreements:	$10,986,042	$3,060,058
(c) Securities on loan with market value of:	$—	$13,160,752

The accompanying notes are an integral part of the financial statements.
50

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP Invesco Discovery Mid Cap Fund (see Note 1)	MML VIP Invesco Small Cap Equity Fund (see Note 1)
Initial Class shares:
Net assets		$116,752,629
Shares outstanding (a)		9,172,532
Net asset value, offering price and redemption price per share		$12.73
Class II shares:
Net assets	$413,903,973
Shares outstanding (a)	32,147,504
Net asset value, offering price and redemption price per share	$12.88
Service Class shares:
Net assets		$30,561,091
Shares outstanding (a)		2,495,161
Net asset value, offering price and redemption price per share		$12.25
Service Class I shares:
Net assets	$33,048,193
Shares outstanding (a)	2,570,676
Net asset value, offering price and redemption price per share	$12.86

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
51

MML Series Investment Fund II (Continued)

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	MML VIP Barings Core Bond Fund (see Note 1)	MML VIP Barings Inflation- Protected and Income Fund (see Note 1)
Investment income (Note 2):
Dividends (a)	$—	$30,093
Interest	17,781,541	3,598,877
Securities lending net income	44,269	853
Total investment income	17,825,810	3,629,823
Expenses (Note 3):
Investment advisory fees	1,440,731	456,314
Custody and overdraft fees	31,816	12,663
Audit and tax fees	21,149	20,755
Legal fees	21,276	5,254
Proxy fees	1,390	1,389
Accounting & Administration fees	4,363	4,363
Shareholder reporting fees	24,909	12,547
Trustees’ fees	33,784	7,711
	1,579,418	520,996
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	249,301	53,922
Service Class I	—	—
Total expenses	1,828,719	574,918
Expenses waived (Note 3) :
Initial Class fees reimbursed by adviser	—	(6,799)
Class II fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	(2,613)
Service Class I fees reimbursed by adviser	—	—
Net expenses:	1,828,719	565,506
Net investment income (loss)	15,997,091	3,064,317
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(2,760,461)	(232,155)
Futures contracts	(3,215,461)	603,535
Swap agreements	—	105,625
Foreign currency transactions	—	—
Net realized gain (loss)	(5,975,922)	477,005
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(2,402,427)	(496,642)
Futures contracts	1,607,062	7,088
Swap agreements	—	(812,541)
Translation of assets and liabilities in foreign currencies	(1)	—
Net change in unrealized appreciation (depreciation)	(795,366)	(1,302,095)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,771,288)	(825,090)
Net increase (decrease) in net assets resulting from operations	$9,225,803	$2,239,227

(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
52

MML VIP Barings Short-Duration Bond Fund (see Note 1)	MML VIP Barings U.S. Government Money Market Fund (see Note 1)	MML VIP BlackRock® Balanced Fund (see Note 1)	MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1)	MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1)	MML VIP Franklin Templeton Equity Fund (see Note 1)	MML VIP Invesco Discovery Large Cap Fund (see Note 1)

$—	$—	$6,750,301	$933,459	$1,601,828	$10,693,127	$936,567
2,495,263	3,723,251	5,080	2,113	6,795	49,512	58,128
7,396	—	145,854	8,197	13,898	9,955	—
2,502,659	3,723,251	6,901,235	943,769	1,622,521	10,752,594	994,695

183,540	480,467	1,398,680	122,030	260,485	1,831,856	1,091,314
7,619	13,325	23,063	3,580	14,262	31,589	12,022
20,569	16,873	16,627	16,185	16,259	19,688	44,073
3,582	6,151	21,583	2,003	3,888	27,503	8,193
1,388	1,598	1,389	1,389	1,389	1,389	1,384
4,363	—	—	—	—	1,283	4,181
11,945	10,399	23,419	9,266	10,507	28,290	14,593
5,147	9,431	32,304	3,377	7,094	42,547	16,101
238,153	538,244	1,517,065	157,830	313,884	1,984,145	1,191,861

52,032	—	—	25,078	17,525	—	291,688
26,628	—	—	35,938	112,718	—	5,943

—	—	226,736	—	—	89,466	—
44,379	—	—	59,896	187,863	—	9,906
361,192	538,244	1,743,801	278,742	631,990	2,073,611	1,499,398

—	—	—	—	—	—	—
—	—	—	(12,609)	(5,287)	—	—
—	—	—	—	—	—	—
—	—	—	(18,280)	(39,007)	—	—
361,192	538,244	1,743,801	247,853	587,696	2,073,611	1,499,398
2,141,467	3,185,007	5,157,434	695,916	1,034,825	8,678,983	(504,703)

78,509	146	13,961,231	946,492	11,776,306	93,157,185	(13,569,944)
(93,212)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	210	—
(14,703)	146	13,961,231	946,492	11,776,306	93,157,395	(13,569,944)

(872,999)	—	25,463,321	3,918,516	3,131,041	2,191,775	63,383,914
(196,262)	—	—	—	—	—	—
—	—	—	—	—	—	—
(4)	—	—	—	—	(436)	—
(1,069,265)	—	25,463,321	3,918,516	3,131,041	2,191,339	63,383,914
(1,083,968)	146	39,424,552	4,865,008	14,907,347	95,348,734	49,813,970
$1,057,499	$3,185,153	$44,581,986	$5,560,924	$15,942,172	$104,027,717	$49,309,267

$—	$—	$—	$—	$—	$525	$15,677

The accompanying notes are an integral part of the financial statements.
53

MML Series Investment Fund II (Continued)

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	MML VIP Invesco Discovery Mid Cap Fund (see Note 1)	MML VIP Invesco Small Cap Equity Fund (see Note 1)
Investment income (Note 2):
Dividends (a)	$725,447	$755,872
Interest	102,524	20,957
Securities lending net income	2,166	15,727
Total investment income	830,137	792,556
Expenses (Note 3):
Investment advisory fees	1,064,243	425,548
Custody and overdraft fees	8,852	6,294
Audit and tax fees	44,586	19,395
Legal fees	6,415	3,979
Proxy fees	1,388	1,389
Accounting & Administration fees	4,181	1,283
Shareholder reporting fees	13,689	10,376
Trustees’ fees	13,156	6,128
	1,156,510	474,392
Administration fees:
Class II	226,533	—
Service Class I	22,899	—
Distribution and Service fees:
Service Class	—	34,285
Service Class I	38,165	—
Net expenses:	1,444,107	508,677
Net investment income (loss)	(613,970)	283,879
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,844,735	18,993,987
Foreign currency transactions	(13)	18
Net realized gain (loss)	6,844,722	18,994,005
Net change in unrealized appreciation (depreciation) on:
Investment transactions	75,198,448	4,947,044
Net change in unrealized appreciation (depreciation)	75,198,448	4,947,044
Net realized gain (loss) and change in unrealized appreciation (depreciation)	82,043,170	23,941,049
Net increase (decrease) in net assets resulting from operations	$81,429,200	$24,224,928

(a) Net of foreign withholding tax of:	$2,725	$813

The accompanying notes are an integral part of the financial statements.
54

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML VIP Barings Core Bond Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,997,091	$31,496,632
Net realized gain (loss)	(5,975,922)	(9,009,564)
Net change in unrealized appreciation (depreciation)	(795,366)	29,498,151
Net increase (decrease) in net assets resulting from operations	9,225,803	51,985,219
Distributions to shareholders (Note 2):
Initial Class	—	(20,088,879)
Class II	—	—
Service Class	—	(7,251,869)
Service Class I	—	—
Total distributions	—	(27,340,748)
Net fund share transactions (Note 5):
Initial Class	(31,181,229)	43,970,560
Class II	—	—
Service Class	(6,576,730)	42,750,583
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(37,757,959)	86,721,143
Total increase (decrease) in net assets	(28,532,156)	111,365,614
Net assets
Beginning of period	719,937,701	608,572,087
End of period	$691,405,545	$719,937,701

The accompanying notes are an integral part of the financial statements.
55

MML VIP Barings Inflation-Protected and Income Fund (see Note 1)		MML VIP Barings Short-Duration Bond Fund (see Note 1)		MML VIP Barings U.S. Government Money Market Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$3,064,317	$6,734,331	$2,141,467	$4,647,491	$3,185,007	$7,229,671
477,005	585,479	(14,703)	(359,287)	146	1,777
(1,302,095)	2,265,589	(1,069,265)	2,062,903	—	—
2,239,227	9,585,399	1,057,499	6,351,107	3,185,153	7,231,448

—	(5,638,851)	—	—	(3,185,016)	(7,229,673)
—	—	—	(3,329,474)	—	—
—	(1,843,110)	—	—	—	—
—	—	—	(1,334,915)	—	—
—	(7,481,961)	—	(4,664,389)	(3,185,016)	(7,229,673)

(4,444,157)	(13,355,774)	—	—	(4,076,981)	2,317,024
—	—	(7,942,377)	(12,801,233)	—	—
607,452	2,796,717	—	—	—	—
—	—	2,248,255	3,818,814	—	—
(3,836,705)	(10,559,057)	(5,694,122)	(8,982,419)	(4,076,981)	2,317,024
(1,597,478)	(8,455,619)	(4,636,623)	(7,295,701)	(4,076,844)	2,318,799

161,564,635	170,020,254	107,784,268	115,079,969	204,918,645	202,599,846
$159,967,157	$161,564,635	$103,147,645	$107,784,268	$200,841,801	$204,918,645

The accompanying notes are an integral part of the financial statements.
56

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML VIP BlackRock® Balanced Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,157,434	$13,226,448
Net realized gain (loss)	13,961,231	19,911,573
Net change in unrealized appreciation (depreciation)	25,463,321	48,448,154
Net increase (decrease) in net assets resulting from operations	44,581,986	81,586,175
Distributions to shareholders (Note 2):
Initial Class	—	(26,979,506)
Class II	—	—
Service Class	—	(9,794,542)
Service Class I	—	—
Total distributions	—	(36,774,048)
Net fund share transactions (Note 5):
Initial Class	(30,274,660)	(30,523,519)
Class II	—	—
Service Class	(12,385,638)	(24,847,160)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(42,660,298)	(55,370,679)
Total increase (decrease) in net assets	1,921,688	(10,558,552)
Net assets
Beginning of period	684,606,315	695,164,867
End of period	$686,528,003	$684,606,315

The accompanying notes are an integral part of the financial statements.
57

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1)		MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1)		MML VIP Franklin Templeton Equity Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$695,916	$1,384,001	$1,034,825	$2,149,568	$8,678,983	$17,233,455
946,492	636,666	11,776,306	814,523	93,157,395	66,578,113
3,918,516	6,538,620	3,131,041	16,030,562	2,191,339	55,627,499
5,560,924	8,559,287	15,942,172	18,994,653	104,027,717	139,439,067

—	—	—	—	—	(110,967,936)
—	(1,084,723)	—	(854,654)	—	—
—	—	—	—	—	(9,778,663)
—	(1,201,371)	—	(2,579,242)	—	—
—	(2,286,094)	—	(3,433,896)	—	(120,746,599)

—	—	—	—	(46,086,966)	32,851,725
61,396	1,655,399	(35,235,622)	1,710,972	—	—
—	—	—	—	(5,824,721)	(3,862,871)
11,799,811	12,655,040	47,549,813	49,895,809	—	—
11,861,207	14,310,439	12,314,191	51,606,781	(51,911,687)	28,988,854
17,422,131	20,583,632	28,256,363	67,167,538	52,116,030	47,681,322

73,404,121	52,820,489	161,022,230	93,854,692	899,481,211	851,799,889
$90,826,252	$73,404,121	$189,278,593	$161,022,230	$951,597,241	$899,481,211

The accompanying notes are an integral part of the financial statements.
58

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML VIP Invesco Discovery Large Cap Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(504,703)	$(83,216)
Net realized gain (loss)	(13,569,944)	(2,289,817)
Net change in unrealized appreciation (depreciation)	63,383,914	6,352,998
Net increase (decrease) in net assets resulting from operations	49,309,267	3,979,965
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	—
Service Class	—	—
Service Class I	—	—
Total distributions	—	—
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	134,699,500	332,662,174
Service Class	—	—
Service Class I	23,631	7,834,808
Increase (decrease) in net assets from fund share transactions	134,723,131	340,496,982
Total increase (decrease) in net assets	184,032,398	344,476,947
Net assets
Beginning of period	344,476,947	—
End of period	$528,509,345	$344,476,947

+	Commenced operations on November 14, 2025.

The accompanying notes are an integral part of the financial statements.
59

MML VIP Invesco Discovery Mid Cap Fund (see Note 1)		MML VIP Invesco Small Cap Equity Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025+	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$(613,970)	$(108,968)	$283,879	$715,057
6,844,722	(2,270,356)	18,994,005	12,898,694
75,198,448	4,119,721	4,947,044	(3,075,360)
81,429,200	1,740,397	24,224,928	10,538,391

—	—	—	(16,195,488)
—	—	—	—
—	—	—	(4,047,577)
—	—	—	—
—	—	—	(20,243,065)

—	—	(5,060,080)	6,827,081
103,203,147	235,281,074	—	—
—	—	107,810	2,427,974
(2,634,602)	27,932,950	—	—
100,568,545	263,214,024	(4,952,270)	9,255,055
181,997,745	264,954,421	19,272,658	(449,619)

264,954,421	—	128,041,062	128,490,681
$446,952,166	$264,954,421	$147,313,720	$128,041,062

The accompanying notes are an integral part of the financial statements.
60

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Barings Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/26[r]	$11.17	$0.26	$(0.10)	$0.16	$—	$—	$—	$11.33	1.37%[b]	$491,062	0.45%[a]	0.45%a,[l]	4.67%[a]
12/31/25	10.77	0.51	0.32	0.83	(0.43)	—	(0.43)	11.17	7.85%	515,475	0.45%	0.45%[l]	4.65%
12/31/24	10.85	0.51	(0.07)	0.44	(0.52)	—	(0.52)	10.77	3.88%	453,319	0.45%	N/A	4.72%
12/31/23	10.60	0.50	0.18	0.68	(0.43)	—	(0.43)	10.85	6.70%	484,522	0.45%	N/A	4.66%
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	N/A	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	N/A	2.20%
Service Class
6/30/26[r]	$11.12	$0.25	$(0.11)	$0.14	$—	$—	$—	$11.26	1.25%[b]	$200,343	0.70%[a]	0.70%a,[l]	4.42%[a]
12/31/25	10.73	0.48	0.32	0.80	(0.41)	—	(0.41)	11.12	7.59%	204,463	0.70%	0.70%[l]	4.40%
12/31/24	10.81	0.48	(0.07)	0.41	(0.49)	—	(0.49)	10.73	3.62%	155,253	0.70%	N/A	4.47%
12/31/23	10.55	0.47	0.19	0.66	(0.40)	—	(0.40)	10.81	6.43%	167,588	0.70%	N/A	4.42%
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	N/A	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	N/A	1.96%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	63%	122%	222%	215%	243%	263%
Portfolio turnover excluding TBA transactions	23%	69%	56%	46%	41%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
61

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Barings Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets (including interest expense)
Initial Class
6/30/26[r]	$8.65	$0.17	$(0.04)	$0.13	$—	$—	$—	$8.78	1.50%[b]	$115,564	0.66%[a]	0.65%[a]	3.97%[a]
12/31/25	8.56	0.36	0.15	0.51	(0.42)	—	(0.42)	8.65	5.89%	118,339	0.65%	0.63%	4.14%
12/31/24	8.72	0.38	(0.14)	0.24	(0.40)	—	(0.40)	8.56	2.72%	129,996	0.65%	0.61%	4.40%
12/31/23	8.67	0.36	0.10	0.46	(0.41)	—	(0.41)	8.72	5.43%	145,054	0.66%	0.60%	4.07%
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[l]	1.51%
Service Class
6/30/26[r]	$8.56	$0.16	$(0.04)	$0.12	$—	$—	$—	$8.68	1.40%[b]	$44,403	0.91%[a]	0.90%[a]	3.75%[a]
12/31/25	8.48	0.34	0.13	0.47	(0.39)	—	(0.39)	8.56	5.57%	43,226	0.90%	0.88%	3.89%
12/31/24	8.63	0.36	(0.13)	0.23	(0.38)	—	(0.38)	8.48	2.59%	40,024	0.90%	0.86%	4.14%
12/31/23	8.59	0.33	0.09	0.42	(0.38)	—	(0.38)	8.63	5.05%	40,131	0.91%	0.85%	3.83%
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[l]	1.25%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	39%	88%	70%	74%	76%	98%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
62

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Barings Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
6/30/26[r]	$9.25	$0.19	$(0.10)	$0.09	$—	$—	$9.34	0.97%[b]	$65,761	0.60%[a]	4.17%[a]
12/31/25	9.12	0.39	0.15	0.54	(0.41)	(0.41)	9.25	5.96%	72,971	0.59%	4.26%
12/31/24	8.91	0.37	0.20	0.57	(0.36)	(0.36)	9.12	6.48%	84,521	0.60%	4.13%
12/31/23	8.65	0.32	0.27	0.59	(0.33)	(0.33)	8.91	6.94%	88,746	0.58%	3.69%
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	(0.31)	8.65	(7.79%)	98,969	0.59%	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	(0.33)	9.71	2.01%	133,235	0.55%	2.05%
Service Class I
6/30/26[r]	$9.21	$0.18	$(0.09)	$0.09	$—	$—	$9.30	0.98%[b]	$37,387	0.85%[a]	3.92%[a]
12/31/25	9.08	0.37	0.15	0.52	(0.39)	(0.39)	9.21	5.76%	34,813	0.84%	4.01%
12/31/24	8.88	0.35	0.19	0.54	(0.34)	(0.34)	9.08	6.11%	30,559	0.85%	3.88%
12/31/23	8.62	0.30	0.27	0.57	(0.31)	(0.31)	8.88	6.70%	32,907	0.82%	3.45%
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	(0.28)	8.62	(8.00%)	31,985	0.85%	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	(0.31)	9.67	1.69%	37,508	0.80%	1.80%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	37%	52%	48%	19%	26%	64%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
63

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Barings U.S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/26[r]	$1.00	$0.02	$0.00[d]	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.57%[b]	$200,842	0.53%[a]	N/A	3.15%[a]
12/31/25	1.00	0.04	0.00[d]	0.04	(0.04)	—	(0.04)	1.00	3.79%	204,919	0.52%	N/A	3.73%
12/31/24	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.79%	202,600	0.51%	N/A	4.69%
12/31/23	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.63%	211,035	0.52%	N/A	4.51%
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
64

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP BlackRock® Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/26[r]	$23.15	$0.19	$1.40	$1.59	$—	$—	$—	$24.74	6.84%[b]	$501,441	0.45%[a]	1.60%[a]
12/31/25	21.69	0.45	2.27	2.72	(0.47)	(0.79)	(1.26)	23.15	12.84%	499,030	0.45%	2.02%
12/31/24	19.45	0.42	2.42	2.84	(0.40)	(0.20)	(0.60)	21.69	14.64%	496,971	0.44%	2.00%
12/31/23	16.82	0.36	2.58	2.94	(0.31)	—	(0.31)	19.45	17.62%	490,890	0.45%	1.99%
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
Service Class
6/30/26[r]	$22.95	$0.16	$1.38	$1.54	$—	$—	$—	$24.49	6.71%[b]	$185,087	0.70%[a]	1.35%[a]
12/31/25	21.51	0.39	2.25	2.64	(0.41)	(0.79)	(1.20)	22.95	12.56%	185,576	0.70%	1.76%
12/31/24	19.30	0.36	2.40	2.76	(0.35)	(0.20)	(0.55)	21.51	14.36%	198,194	0.69%	1.76%
12/31/23	16.69	0.31	2.56	2.87	(0.26)	—	(0.26)	19.30	17.32%	187,650	0.70%	1.74%
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	4%	6%	7%	6%	5%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
65

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP BlackRock iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/26[r]	$11.77	$0.11	$0.71	$0.82	$—	$—	$—	$—	$12.59	6.97%[b]	$35,103	0.54%[a]	0.46%[a]	1.81%[a]
12/31/25	10.62	0.26	1.29	1.55	(0.25)	(0.15)	—	(0.40)	11.77	14.66%	32,758	0.55%	0.46%	2.32%
12/31/24	9.79	0.23	0.84	1.07	(0.21)	(0.03)	—	(0.24)	10.62	10.91%	28,063	0.61%	0.46%	2.19%
12/31/23	8.64	0.20	1.12	1.32	(0.17)	—	—	(0.17)	9.79	15.24%	25,214	0.68%	0.46%	2.13%
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
6/30/26[r]	$11.73	$0.10	$0.70	$0.80	$—	$—	$—	$—	$12.53	6.82%[b]	$55,723	0.79%[a]	0.71%[a]	1.64%[a]
12/31/25	10.59	0.24	1.27	1.51	(0.22)	(0.15)	—	(0.37)	11.73	14.31%	40,646	0.80%	0.71%	2.16%
12/31/24	9.77	0.22	0.82	1.04	(0.19)	(0.03)	—	(0.22)	10.59	10.61%	24,758	0.86%	0.71%	2.11%
12/31/23	8.63	0.19	1.10	1.29	(0.15)	—	—	(0.15)	9.77	14.99%	12,597	0.93%	0.71%	2.03%
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31			Period Ended December 31, 2022[b]
		2025	2024	2023
Portfolio turnover rate[x]	5%	7%	7%	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
66

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP BlackRock iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/26[r]	$12.80	$0.05	$1.18	$1.23	$—	$—	$—	$—	$14.03	9.61%[b]	$2,109	0.51%[a]	0.46%[a]	0.73%[a]
12/31/25	11.20	0.22	1.70	1.92	(0.20)	(0.12)	—	(0.32)	12.80	17.14%	35,577	0.52%	0.46%	1.88%
12/31/24	9.99	0.20	1.25	1.45	(0.19)	(0.05)	—	(0.24)	11.20	14.45%	29,530	0.55%	0.46%	1.81%
12/31/23	8.54	0.18	1.41	1.59	(0.14)	—	—	(0.14)	9.99	18.64%	25,640	0.60%	0.46%	1.89%
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
6/30/26[r]	$12.78	$0.08	$1.12	$1.20	$—	$—	$—	$—	$13.98	9.39%[b]	$187,170	0.76%[a]	0.71%[a]	1.26%[a]
12/31/25	11.18	0.21	1.68	1.89	(0.17)	(0.12)	—	(0.29)	12.78	16.90%	125,445	0.77%	0.71%	1.78%
12/31/24	9.97	0.18	1.24	1.42	(0.16)	(0.05)	—	(0.21)	11.18	14.19%	64,324	0.80%	0.71%	1.68%
12/31/23	8.54	0.17	1.38	1.55	(0.12)	—	—	(0.12)	9.97	18.22%	38,057	0.85%	0.71%	1.83%
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31			Period Ended December 31, 2022[b]
		2025	2024	2023
Portfolio turnover rate[x]	23%	6%	6%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
67

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Franklin Templeton Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/26[r]	$30.89	$0.31	$3.37	$3.68	$—	$—	$—	$34.57	11.89%[b]	$878,485	0.43%[a]	1.91%[a]
12/31/25	30.45	0.62	4.44	5.06	(0.66)	(3.96)	(4.62)	30.89	17.49%	828,552	0.43%	2.02%
12/31/24	26.27	0.60	4.48	5.08	(0.59)	(0.31)	(0.90)	30.45	19.39%	778,359	0.43%	2.04%
12/31/23	26.76	0.57	1.74	2.31	(0.58)	(2.22)	(2.80)	26.27	9.32%	723,177	0.44%	2.17%
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
Service Class
6/30/26[r]	$30.11	$0.26	$3.28	$3.54	$—	$—	$—	$33.65	11.75%[b]	$73,113	0.68%[a]	1.66%[a]
12/31/25	29.77	0.53	4.34	4.87	(0.57)	(3.96)	(4.53)	30.11	17.20%	70,929	0.68%	1.77%
12/31/24	25.71	0.51	4.38	4.89	(0.52)	(0.31)	(0.83)	29.77	19.09%	73,441	0.68%	1.79%
12/31/23	26.23	0.49	1.71	2.20	(0.50)	(2.22)	(2.72)	25.71	9.05%	78,993	0.69%	1.92%
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	39%	62%	77%	48%	90%	73%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
68

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Discovery Large Cap Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/26[r]	$10.11	$(0.01)	$1.21	$1.20	$—	$—	$—	$11.31	11.87%[b]	$519,670	0.75%[a]	0.75%a,[l]	(0.25%)[a]
12/31/25[g]	10.00	(0.00)[d]	0.11	0.11	—	—	—	10.11	1.10%[b]	336,554	0.78%[a]	0.78%a,[l]	(0.19%)[a]
Service Class I
6/30/26[r]	$10.11	$(0.03)	$1.22	$1.19	$—	$—	$—	$11.30	11.77%[b]	$8,840	1.00%[a]	1.00%a,[l]	(0.51%)[a]
12/31/25[g]	10.00	(0.01)	0.12	0.11	—	—	—	10.11	1.10%[b]	7,923	1.03%[a]	1.03%a,[l]	(0.44%)[a]

	Six Months Ended June 30, 2026[b,r]	Period Ended December 31, 2025[b]
Portfolio turnover rate	51%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on November 14, 2025.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
69

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Discovery Mid Cap Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/26[r]	$10.06	$(0.02)	$2.84	$2.82	$—	$—	$—	$12.88	28.03%[b]	$413,904	0.85%[a]	0.85%a,[l]	(0.34%)[a]
12/31/25[g]	10.00	(0.00)[d]	0.06	0.06	—	—	—	10.06	0.60%[b]	236,845	0.89%[a]	0.85%[a]	(0.31%)[a]
Service Class I
6/30/26[r]	$10.06	$(0.03)	$2.83	$2.80	$—	$—	$—	$12.86	27.83%[b]	$33,048	1.10%[a]	1.10%a,[l]	(0.62%)[a]
12/31/25[g]	10.00	(0.01)	0.07	0.06	—	—	—	10.06	0.60%[b]	28,110	1.14%[a]	1.10%[a]	(0.56%)[a]

	Six Months Ended June 30, 2026[b,r]	Period Ended December 31, 2025[b]
Portfolio turnover rate	61%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on November 14, 2025.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
70

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/26[r]	$10.66	$0.03	$2.04	$2.07	$—	$—	$—	$12.73	19.40%[b]	$116,753	0.71%[a]	0.47%[a]
12/31/25	11.59	0.07	0.94	1.01	(0.07)	(1.87)	(1.94)	10.66	8.86%	102,534	0.71%	0.62%
12/31/24	10.92	0.07	1.34	1.41	—	(0.74)	(0.74)	11.59	12.94%	103,430	0.71%	0.61%
12/31/23	9.39	0.05	1.61	1.66	(0.13)	—	(0.13)	10.92	17.81%	99,251	0.73%	0.50%
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
Service Class
6/30/26[r]	$10.27	$0.01	$1.97	$1.98	$—	$—	$—	$12.25	19.25%[b]	$30,561	0.96%[a]	0.23%[a]
12/31/25	11.23	0.04	0.91	0.95	(0.04)	(1.87)	(1.91)	10.27	8.59%	25,507	0.96%	0.37%
12/31/24	10.63	0.04	1.30	1.34	—	(0.74)	(0.74)	11.23	12.66%	25,061	0.96%	0.36%
12/31/23	9.14	0.02	1.57	1.59	(0.10)	—	(0.10)	10.63	17.52%	25,293	0.98%	0.25%
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	39%	42%	35%	36%	29%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
71

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund) (“Core Bond Fund”)
MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund) (“Inflation-Protected and Income Fund”)
MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund) (“Short-Duration Bond Fund”)
MML VIP Barings U.S. Government Money Market Fund (formerly known as MML U.S. Government Money Market Fund) (“U.S. Government Money Market Fund”)
MML VIP BlackRock® Balanced Fund* (formerly known as MML Blend Fund) (“Balanced Fund”)
MML VIP BlackRock iShares® 60/40 Allocation Fund* (formerly known as MML iShares® 60/40 Allocation Fund) (“60/40 Allocation Fund”)
MML VIP BlackRock iShares® 80/20 Allocation Fund* (formerly known as MML iShares® 80/20 Allocation Fund) (“80/20 Allocation Fund”)
MML VIP Franklin Templeton Equity Fund** (formerly known as MML Equity Fund) (“Equity Fund”)
MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund) (“Discovery Large Cap Fund”)
MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund) (“Discovery Mid Cap Fund”)
MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund) (“Small Cap Equity Fund”)
*	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
**	Brandywine Global Investment Management, LLC doing business as “Franklin Templeton” is part of the Franklin Templeton family of companies.
The Discovery Large Cap Fund and Discovery Mid Cap Fund each commenced operations on November 14, 2025.
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML VIP Conservative Allocation Fund, MML VIP Balanced Allocation Fund, MML VIP Moderate Allocation Fund, MML VIP Growth Allocation Fund, and MML VIP Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
The Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at https://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

72

Notes to Financial Statements (Unaudited) (Continued)
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.
Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, which approximates fair value, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed

73

Notes to Financial Statements (Unaudited) (Continued)
securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

74

Notes to Financial Statements (Unaudited) (Continued)
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The 80/20 Allocation Fund, Discovery Large Cap Fund, and Discovery Mid Cap Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2026. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2026. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of June 30, 2026, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Corporate Debt	$—	$293,106,553	$—	$293,106,553
Non-U.S. Government Agency Obligations	—	168,375,327	—	168,375,327
Sovereign Debt Obligations	—	2,407,617	—	2,407,617
U.S. Government Agency Obligations and Instrumentalities	—	161,842,871	—	161,842,871
U.S. Treasury Obligations	—	37,359,313	—	37,359,313
Short-Term Investments	6,321,583	66,577,946	—	72,899,529
Total Investments	$6,321,583	$729,669,627	$—	$735,991,210
Asset Derivatives
Futures Contracts	$1,232,115	$—	$—	$1,232,115
Liability Derivatives
Futures Contracts	$(53,099)	$—	$—	$(53,099)
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$7,657,929	$—	$7,657,929
Non-U.S. Government Agency Obligations	—	89,318,863	2,406,559	91,725,422
U.S. Government Agency Obligations and Instrumentalities	—	1,024,181	—	1,024,181
U.S. Treasury Obligations	—	35,901,724	—	35,901,724
Exchange-Traded Funds	1,790,532	—	—	1,790,532
Short-Term Investments	—	15,729,051	—	15,729,051
Total Investments	$1,790,532	$149,631,748	$2,406,559	$153,828,839
Asset Derivatives
Futures Contracts	$53,762	$—	$—	$53,762
Swap Agreements	—	586,019	—	586,019
Total	$53,762	$586,019	$—	$639,781
Liability Derivatives
Futures Contracts	$(26,470)	$—	$—	$(26,470)
Swap Agreements	—	(218,533)	—	(218,533)
Total	$(26,470)	$(218,533)	$—	$(245,003)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$51,841,104	$—	$51,841,104
Non-U.S. Government Agency Obligations	—	44,993,727	—	44,993,727
Sovereign Debt Obligations	—	671,017	—	671,017
U.S. Government Agency Obligations and Instrumentalities	—	434	—	434
Short-Term Investments	526,308	4,225,093	—	4,751,401
Total Investments	$526,308	$101,731,375	$—	$102,257,683
Liability Derivatives
Futures Contracts	$(148,807)	$—	$—	$(148,807)

75

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Balanced Fund
Asset Investments
Exchange-Traded Funds	$686,323,944	$—	$—	$686,323,944
Short-Term Investments	65,370,375	672,044	—	66,042,419
Total Investments	$751,694,319	$672,044	$—	$752,366,363
60/40 Allocation Fund
Asset Investments
Exchange-Traded Funds	$90,687,364	$—	$—	$90,687,364
Short-Term Investments	22,800	347,011	—	369,811
Total Investments	$90,710,164	$347,011	$—	$91,057,175
Equity Fund
Asset Investments
Common Stock	$929,586,932	$—	$—	$929,586,932
Exchange-Traded Funds	17,285,259	—	—	17,285,259
Short-Term Investments	767,966	4,757,931	—	5,525,897
Total Investments	$947,640,157	$4,757,931	$—	$952,398,088
Small Cap Equity Fund
Asset Investments
Common Stock	$146,477,586	$—	$—	$146,477,586
Short-Term Investments	4,386	3,060,058	—	3,064,444
Total Investments	$146,481,972	$3,060,058	$—	$149,542,030

For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2026.
The Funds, with the exception of the Inflation-Protected and Income Fund, had no Level 3 transfers during the period ended June 30, 2026.
The following table shows the Level 3 transfers for the Inflation-Protected and Income Fund for the period ended June 30, 2026:

	Transfers In*	Transfers Out*
	Level 3 Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs
Inflation-Protected and Income Fund	$2,006,770	$(2,006,770)

*	Transfers into Level 3 were attributable to a lack of observable market data.

76

Notes to Financial Statements (Unaudited) (Continued)
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 12/31/25	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/26	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/26
Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations	$ —	$ —	$ —	$399,789	$ —	$ —	$2,006,770	$ —	$2,406,559	$399,789

The Inflation-Protected and Income Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Inflation-Protected and Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Inflation Protected and Income Fund
Non-U.S. Government Agency Obligations	$2,406,559	Income approach	Discounted Cash Flows	25%	25%
Total	$2,406,559

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

77

Notes to Financial Statements (Unaudited) (Continued)
At June 30, 2026, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest/ Inflation Rate Risk	Total
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$1,232,115	$1,232,115
Liability Derivatives
Futures Contracts^^	$(53,099)	$(53,099)
Realized Gain (Loss)#
Futures Contracts	$(3,215,461)	$(3,215,461)
Change in Appreciation (Depreciation)##
Futures Contracts	$1,607,062	$1,607,062
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$53,762	$53,762
Swap Agreements*	345,274	345,274
Swap Agreements^^,^^^	240,745	240,745
Total Value	$639,781	$639,781
Liability Derivatives
Futures Contracts^^	$(26,470)	$(26,470)
Swap Agreements^	(218,533)	(218,533)
Total Value	$(245,003)	$(245,003)
Realized Gain (Loss)#
Futures Contracts	$603,535	$603,535
Swap Agreements	105,625	105,625
Total Realized Gain (Loss)	$709,160	$709,160
Change in Appreciation (Depreciation)##
Futures Contracts	$7,088	$7,088
Swap Agreements	(812,541)	(812,541)
Total Change in Appreciation (Depreciation)	$(805,453)	$(805,453)
Short-Duration Bond Fund
Liability Derivatives
Futures Contracts^^	$(148,807)	$(148,807)
Realized Gain (Loss)#
Futures Contracts	$(93,212)	$(93,212)
Change in Appreciation (Depreciation)##
Futures Contracts	$(196,262)	$(196,262)

*	Statements of Assets and Liabilities location: Open swap agreements, at value.
^	Statements of Assets and Liabilities location: Open swap agreements, at value.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities, as applicable.

^^^	Represents centrally cleared swap agreements which are not subject to a master netting agreement or similar agreement.

78

Notes to Financial Statements (Unaudited) (Continued)
#	Statements of Operations location: Amounts are included in net realized gain (loss) on futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on futures contracts or swap agreements, as applicable.
For the period ended June 30, 2026, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Core Bond Fund	Inflation- Protected and Income Fund	Short-Duration Bond Fund
Futures Contracts:
Average number of contracts - long	801	2	285
Average number of contracts - short	112	237	253
Interest Rate Swaps:
Average notional amounts		$14,800,000
Total Return Swaps:
Average notional amounts		$115,211,570

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2026. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2026.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
BNP Paribas SA	$ 345,274	$ —	$—	$ 345,274

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2026.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
Goldman Sachs International	$ (218,533)	$ —	$218,533	$—

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

79

Notes to Financial Statements (Unaudited) (Continued)
Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2026, are discussed below.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an

80

Notes to Financial Statements (Unaudited) (Continued)
underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

81

Notes to Financial Statements (Unaudited) (Continued)
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds

82

Notes to Financial Statements (Unaudited) (Continued)
may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2026.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

83

Notes to Financial Statements (Unaudited) (Continued)
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2026, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund will vary.
Foreign Securities
Each Fund, except for the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund, may invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

84

Notes to Financial Statements (Unaudited) (Continued)
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Core Bond Fund	0.50% on the first $100 million; 0.45% on the next $200 million; 0.40% on the next $200 million; and 0.35% on assets over $500 million
Inflation-Protected and Income Fund	0.60% on the first $100 million; 0.55% on the next $200 million; 0.50% on the next $200 million; and 0.45% on assets over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and 0.30% on assets over $300 million
U.S. Government Money Market Fund	0.50% on the first $100 million; 0.45% on the next $200 million; 0.40% on the next $200 million; and 0.35% on assets over $500 million
Balanced Fund	0.50% on the first $100 million; 0.45% on the next $200 million; 0.40% on the next $200 million; and 0.35% on assets over $500 million
60/40 Allocation Fund	0.30% on the first $2 billion; and 0.28% on assets over $2 billion

85

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
80/20 Allocation Fund	0.30% on the first $2 billion; and 0.28% on assets over $2 billion
Equity Fund	0.50% on the first $100 million; 0.45% on the next $200 million; 0.40% on the next $200 million; and 0.35% on assets over $500 million
Discovery Large Cap Fund	0.55% on the first $1 billion; and 0.53% on assets over $1 billion
Discovery Mid Cap Fund	0.64% on the first $1 billion; and 0.62% on assets over $1 billion
Small Cap Equity Fund	0.65% on the first $100 million; 0.60% on the next $100 million; 0.55% on the next $300 million; and 0.50% on assets over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”) on behalf of certain Funds. Barings is a majority-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual. C.M. Life Insurance Company, a wholly-owned subsidiary of MassMutual, and MS&AD Insurance Group Holdings Inc, through its wholly-owned subsidiary, Mitsui Sumitomo Insurance Co., Ltd., are minority owners of Barings. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Core Bond Fund*	0.10%
Inflation-Protected and Income Fund*	0.08%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund	BlackRock Investment Management, LLC
60/40 Allocation Fund	BlackRock Investment Management, LLC
80/20 Allocation Fund	BlackRock Investment Management, LLC
Equity Fund	Brandywine Global Investment Management, LLC
Discovery Large Cap Fund	Invesco Advisers, Inc.
Discovery Mid Cap Fund	Invesco Advisers, Inc.
Small Cap Equity Fund	Invesco Advisers, Inc.

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

86

Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Short-Duration Bond Fund	0.15%	0.15%
60/40 Allocation Fund	0.15%	0.15%
80/20 Allocation Fund	0.15%	0.15%
Discovery Large Cap Fund	0.15%	0.15%
Discovery Mid Cap Fund	0.15%	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Core Bond Fund	0.57%	0.82%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
60/40 Allocation Fund	0.50%	0.75%
80/20 Allocation Fund	0.50%	0.75%

87

Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Discovery Large Cap Fund	0.80%	1.05%
Discovery Mid Cap Fund	0.85%	1.10%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to April 24, 2026, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.64%	0.89%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Small Cap Equity Fund	$718

88

Notes to Financial Statements (Unaudited) (Continued)
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2026, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$1,255
Discovery Large Cap Fund	704
Discovery Mid Cap Fund	934
Small Cap Equity Fund	2,993

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2026, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Core Bond Fund	$312,437,012	$125,471,690	$376,103,471	$103,721,975
Inflation-Protected and Income Fund	5,947,693	47,888,204	8,683,565	52,669,422
Short-Duration Bond Fund	—	44,282,996	70	34,532,139
Balanced Fund	—	25,646,310	—	63,096,786
60/40 Allocation Fund	—	16,279,861	—	3,816,582
80/20 Allocation Fund	—	53,435,611	—	40,351,385
Equity Fund	—	363,832,166	—	406,796,006
Discovery Large Cap Fund	—	347,234,159	—	208,183,011
Discovery Mid Cap Fund	—	299,660,996	—	201,929,711
Small Cap Equity Fund	—	51,620,711	—	54,299,751

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

89

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Core Bond Fund Initial Class
Sold	1,167,734	$13,156,299	10,829,712	$119,315,971
Issued as reinvestment of dividends	—	—	1,842,875	20,088,879
Redeemed	(3,945,954)	(44,337,528)	(8,638,295)	(95,434,290)
Net increase (decrease)	(2,778,220)	$(31,181,229)	4,034,292	$43,970,560
Core Bond Fund Service Class
Sold	811,885	$9,093,749	6,207,535	$68,107,487
Issued as reinvestment of dividends	—	—	667,676	7,251,869
Redeemed	(1,403,132)	(15,670,479)	(2,967,634)	(32,608,773)
Net increase (decrease)	(591,247)	$(6,576,730)	3,907,577	$42,750,583
Inflation-Protected and Income Fund Initial Class
Sold	688,037	$6,038,597	1,063,425	$9,375,516
Issued as reinvestment of dividends	—	—	650,386	5,638,851
Redeemed	(1,200,186)	(10,482,754)	(3,225,516)	(28,370,141)
Net increase (decrease)	(512,149)	$(4,444,157)	(1,511,705)	$(13,355,774)
Inflation-Protected and Income Fund Service Class
Sold	460,474	$3,984,378	914,405	$7,944,687
Issued as reinvestment of dividends	—	—	214,565	1,843,110
Redeemed	(390,935)	(3,376,926)	(803,803)	(6,991,080)
Net increase (decrease)	69,539	$607,452	325,167	$2,796,717
Short-Duration Bond Fund Class II
Sold	93,585	$868,866	146,372	$1,352,234
Issued as reinvestment of dividends	—	—	366,278	3,329,474
Redeemed	(947,740)	(8,811,243)	(1,892,031)	(17,482,941)
Net increase (decrease)	(854,155)	$(7,942,377)	(1,379,381)	$(12,801,233)
Short-Duration Bond Fund Service Class I
Sold	1,789,034	$16,587,282	811,247	$7,477,257
Issued as reinvestment of dividends	—	—	147,342	1,334,915
Redeemed	(1,547,881)	(14,339,027)	(542,277)	(4,993,358)
Net increase (decrease)	241,153	$2,248,255	416,312	$3,818,814
U.S. Government Money Market Fund Initial Class
Sold	49,916,636	$49,916,636	107,917,300	$107,917,300
Issued as reinvestment of dividends	3,185,016	3,185,016	7,229,670	7,229,670
Redeemed	(57,178,633)	(57,178,633)	(112,829,946)	(112,829,946)
Net increase (decrease)	(4,076,981)	$(4,076,981)	2,317,024	$2,317,024
Balanced Fund Initial Class
Sold	67,615	$1,609,582	352,117	$7,740,891
Issued as reinvestment of dividends	—	—	1,215,576	26,979,506
Redeemed	(1,349,674)	(31,884,242)	(2,931,140)	(65,243,916)
Net increase (decrease)	(1,282,059)	$(30,274,660)	(1,363,447)	$(30,523,519)

90

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Balanced Fund Service Class
Sold	164,951	$3,827,172	250,578	$5,535,262
Issued as reinvestment of dividends	—	—	444,698	9,794,542
Redeemed	(692,974)	(16,212,810)	(1,825,920)	(40,176,964)
Net increase (decrease)	(528,023)	$(12,385,638)	(1,130,644)	$(24,847,160)
60/40 Allocation Fund Class II
Sold	9,480	$114,913	55,328	$648,017
Issued as reinvestment of dividends	—	—	92,813	1,084,723
Redeemed	(4,431)	(53,517)	(6,614)	(77,341)
Net increase (decrease)	5,049	$61,396	141,527	$1,655,399
60/40 Allocation Fund Service Class I
Sold	1,025,199	$12,329,778	1,148,233	$12,852,548
Issued as reinvestment of dividends	—	—	103,056	1,201,371
Redeemed	(43,947)	(529,967)	(124,964)	(1,398,879)
Net increase (decrease)	981,252	$11,799,811	1,126,325	$12,655,040
80/20 Allocation Fund Class II
Sold	62,671	$823,072	89,512	$1,037,343
Issued as reinvestment of dividends	—	—	67,555	854,654
Redeemed	(2,691,022)	(36,058,694)	(14,677)	(181,025)
Net increase (decrease)	(2,628,351)	$(35,235,622)	142,390	$1,710,972
80/20 Allocation Fund Service Class I
Sold	3,643,351	$48,559,723	4,197,874	$51,290,179
Issued as reinvestment of dividends	—	—	204,036	2,579,242
Redeemed	(75,887)	(1,009,910)	(337,110)	(3,973,612)
Net increase (decrease)	3,567,464	$47,549,813	4,064,800	$49,895,809
Equity Fund Initial Class
Sold	37,267	$1,217,608	188,755	$5,862,510
Issued as reinvestment of dividends	—	—	3,790,319	110,967,936
Redeemed	(1,443,369)	(47,304,574)	(2,723,436)	(83,978,721)
Net increase (decrease)	(1,406,102)	$(46,086,966)	1,255,638	$32,851,725
Equity Fund Service Class
Sold	45,205	$1,439,174	116,931	$3,533,271
Issued as reinvestment of dividends	—	—	342,339	9,778,663
Redeemed	(228,056)	(7,263,895)	(570,689)	(17,174,805)
Net increase (decrease)	(182,851)	$(5,824,721)	(111,419)	$(3,862,871)
Discovery Large Cap Fund Class II+
Sold	15,036,811	$159,818,789	34,318,820	$343,281,191
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(2,383,154)	(25,119,289)	(1,042,923)	(10,619,017)
Net increase (decrease)	12,653,657	$134,699,500	33,275,897	$332,662,174
Discovery Large Cap Fund Service Class I+
Sold	92,978	$978,573	819,484	$8,195,136
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(94,107)	(954,942)	(35,904)	(360,328)
Net increase (decrease)	(1,129)	$23,631	783,580	$7,834,808

91

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Discovery Mid Cap Fund Class II+
Sold	10,572,333	$125,769,912	24,047,595	$240,582,975
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,956,476)	(22,566,765)	(515,948)	(5,301,901)
Net increase (decrease)	8,615,857	$103,203,147	23,531,647	$235,281,074
Discovery Mid Cap Fund Service Class I+
Sold	91,352	$985,240	2,856,941	$28,580,832
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(314,337)	(3,619,842)	(63,280)	(647,882)
Net increase (decrease)	(222,985)	$(2,634,602)	2,793,661	$27,932,950
Small Cap Equity Fund Initial Class
Sold	84,570	$1,016,645	302,090	$3,343,609
Issued as reinvestment of dividends	—	—	1,532,656	16,195,488
Redeemed	(531,242)	(6,076,725)	(1,139,707)	(12,712,016)
Net increase (decrease)	(446,672)	$(5,060,080)	695,039	$6,827,081
Small Cap Equity Fund Service Class
Sold	255,628	$2,835,512	300,965	$3,215,114
Issued as reinvestment of dividends	—	—	397,216	4,047,577
Redeemed	(244,164)	(2,727,702)	(445,980)	(4,834,717)
Net increase (decrease)	11,464	$107,810	252,201	$2,427,974

+	Fund commenced operations on November 14, 2025.
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At June 30, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$752,129,866	$5,764,820	$(21,903,476)	$(16,138,656)
Inflation-Protected and Income Fund	158,114,993	195,806	(4,481,960)	(4,286,154)
Short-Duration Bond Fund	103,202,174	383,637	(1,328,128)	(944,491)
Balanced Fund	560,785,703	211,501,555	(19,920,895)	191,580,660
60/40 Allocation Fund	77,213,644	14,565,507	(721,976)	13,843,531
80/20 Allocation Fund	159,898,273	30,428,280	(44,109)	30,384,171
Equity Fund	696,961,562	269,240,146	(13,803,620)	255,436,526
Discovery Large Cap Fund	463,376,142	79,731,476	(9,994,564)	69,736,912
Discovery Mid Cap Fund	371,154,348	83,413,095	(4,094,926)	79,318,169
Small Cap Equity Fund	112,513,927	39,562,923	(2,534,820)	37,028,103

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2026, is the same for financial reporting and U.S. federal income tax purposes.

92

Notes to Financial Statements (Unaudited) (Continued)
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Core Bond Fund	$(26,147,036)	$(88,859,249)
Inflation-Protected and Income Fund	(27,704,453)	(7,549,735)
Short-Duration Bond Fund	(6,240,856)	(13,126,867)
Discovery Large Cap Fund	(1,743,956)	—
Discovery Mid Cap Fund	(1,421,209)	—

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
Core Bond Fund	$27,340,748	$—
Inflation-Protected and Income Fund	7,481,961	—
Short-Duration Bond Fund	4,664,389	—
U.S. Government Money Market Fund	7,229,673	—
Balanced Fund	13,506,890	23,267,158
60/40 Allocation Fund	1,413,790	872,304
80/20 Allocation Fund	2,097,948	1,335,948
Equity Fund	24,720,961	96,025,638
Small Cap Equity Fund	1,360,883	18,882,182

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2025:

Amount
60/40 Allocation Fund	$19,315
80/20 Allocation Fund	53,504

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

93

Notes to Financial Statements (Unaudited) (Continued)
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Core Bond Fund	$30,876,066	$(115,244,396)	$(31,150)	$(15,269,260)	$(99,668,740)
Inflation-Protected and Income Fund	6,795,436	(35,254,188)	(10,765)	(3,493,594)	(31,963,111)
Short-Duration Bond Fund	4,466,750	(19,367,723)	(4,652)	124,078	(14,781,547)
U.S. Government Money Market Fund	—	—	(6,770)	—	(6,770)
Balanced Fund	13,216,819	23,999,434	(26,184)	152,831,588	190,021,657
60/40 Allocation Fund	51,996	122,771	—	9,585,682	9,760,449
80/20 Allocation Fund	168,580	70,242	—	26,546,603	26,785,425
Equity Fund	17,312,207	63,748,468	(32,511)	251,173,259	332,201,423
Discovery Large Cap Fund	—	(1,743,956)	—	5,807,034	4,063,078
Discovery Mid Cap Fund	—	(1,421,209)	—	3,270,574	1,849,365
Small Cap Equity Fund	845,074	12,689,674	(4,204)	31,949,542	45,480,086

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

94

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

95

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

96

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

97

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in December 2024, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved the investment advisory agreements for the Discovery Large Cap Fund and Discovery Mid Cap Fund (the “New Funds”) with MML Advisers (the “New Advisory Agreements”) and the investment subadvisory agreements for the New Funds with Invesco Advisers, Inc. (“Invesco Advisers”) (the “New Subadvisory Agreements”) (together, the “New Agreements”), subject to approval by the sole shareholder of the New Funds of the New Agreements prior to the public offering of shares of the New Funds. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Agreements. In all of their deliberations, the Trustees were advised by independent counsel.
In approving the New Advisory Agreements, the Independent Trustees considered the materials provided for the meeting and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Funds. In reviewing the New Advisory Agreements for the New Funds, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Funds, including information presented at the meeting or provided at previous meetings generally, which included among other things: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the New Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Funds and the needs of the New Funds for administrative and shareholder services.
The Independent Trustees also reviewed and considered information included in the meeting materials, or discussed at the meeting, concerning possible economies of scale and potential profitability to MML Advisers of its advisory relationship with the New Funds. The discussions and considerations included the intangible, so-called “fallout” benefits derived by MML Advisers and its affiliates from their relationships with the New Funds, such as any reputational value derived from serving as investment adviser to the New Funds.
In reviewing the New Subadvisory Agreements for the New Funds, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Invesco Advisers and its personnel with responsibility for providing services to the New Funds; (ii) the terms of each New Subadvisory Agreement; (iii) the scope and quality of the services that Invesco Advisers will provide under the New Subadvisory Agreements; (iv) the historical investment performance track records of Invesco Advisers; and (v) the fees payable to Invesco Advisers by MML Advisers and the effect of such fees on the profitability to MML Advisers.
Prior to the votes being taken to approve the New Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Agreements, including the anticipated level of MML Advisers’ oversight of the New Funds and the subadvisory process; (ii) MML Advisers’ projected levels of profitability from its relationship to the New Funds were not excessive and the advisory and subadvisory fee amounts under the New Advisory Agreements and New Subadvisory Agreements, respectively, and the New Funds’ total expenses are fair and reasonable; (iii) the investment process and expertise of Invesco Advisers appear well-suited to the New Funds given their investment objectives and policies; and (iv) the terms of the New Agreements are fair and reasonable with respect to each New Fund, and are in the best interests of each New Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Agreements.
Each of the New Agreements became effective on April 25, 2025.
At their meeting in December 2025, the Trustees, including the Independent Trustees, reviewed and approved new investment subadvisory agreements with Barings for the Core Bond Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, and U.S. Government Money Market Fund, respectively (each, a “Barings Fund” and such agreements, the “New Barings Subadvisory Agreements”), intended to more closely align with the current standard form of agreement used by MML Advisers, including allowing for the use of Barings’ name in the name of the applicable Barings Fund and including cash and cash equivalents in the fees paid to Barings. The Trustees, including the Independent Trustees, also reviewed and approved new sub-subadvisory

98

agreements between Barings and BIIL for the Core Bond Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund, respectively (“New Barings Sub-Subadvisory Agreements”), as the existing sub-subadvisory agreements would terminate upon the termination of the related investment subadvisory agreements. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Barings Subadvisory Agreements and New Barings Sub-Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the New Barings Subadvisory Agreements and New Barings Sub-Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the New Barings Subadvisory Agreements and New Barings Sub-Subadvisory Agreements.
The New Barings Subadvisory Agreements and Barings New Sub-Subadvisory Agreements became effective on April 24, 2026.
Also at their meeting in December 2025, the Trustees, including the Independent Trustees, reviewed and approved changes to the existing investment subadvisory agreements with BlackRock Investment Management, LLC for the Balanced Fund, and Brandywine Global Investment Management, LLC for the Equity Fund, respectively (each, a “Fund” and such agreements, the “Amended Subadvisory Agreements”), intended to allow for the use of each subadviser’s name in the name of the applicable Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the Amended Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended Subadvisory Agreements.
The Amended Subadvisory Agreements became effective on April 24, 2026.
At their meetings in May and June 2026, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, considered and re-approved the existing investment advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Core Bond Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, U.S. Government Money Market Fund, Balanced Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, Equity Fund, Discovery Large Cap Fund, Discovery Mid Cap Fund, and Small Cap Equity Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the

99

subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2025, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the Short-Duration Bond Fund, Core Bond Fund, Equity Fund, Small Cap Equity Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, Balanced Fund, Discovery Large Cap Fund, and Discovery Mid Cap Fund had total net expense ratios below the medians or the 75th percentile of their peer groups.
Of those Funds, all had net advisory fees below the medians or the 75th percentile of their peer groups, except the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for the Balanced Fund require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fee above the rate that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and MML Series Investment Fund. The Committee further considered that, although the Balanced Fund’s net advisory fee would still be above the peer group median even with such a reduction, many funds in the Fund’s peer group invest mostly or only in affiliated underlying funds, allowing those peer group funds to have low or no advisory fee, but higher acquired fund fees and expenses than the Fund. The Committee considered MML Advisers’ statement that, for this reason, the Fund’s total net expense ratio, which was in the first quartile relative to the peer group, gives a more complete comparison of the Fund’s expenses.
As to the 60/40 Allocation Fund and 80/20 Allocation Fund, the Committee considered that with respect to each Fund, many funds in the Fund’s peer group invest mostly or only in affiliated underlying funds, allowing those peer group funds to have low or no advisory fee, but higher acquired fund fees and expenses than the Fund. The Committee considered MML Advisers’ statement that, for this reason, each Fund’s total net expense ratio, which was in the first quartile relative to the Fund’s respective peer group, gives a more complete comparison of the Fund’s expenses.
The Committee considered that the U.S. Government Money Market Fund and Inflation-Protected and Income Fund had total net expense ratios and net advisory fees above the 75th percentile of their peer groups.
In the case of the U.S. Government Money Market Fund, the Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund was reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be less than the peer group median. The Committee also considered that the U.S. Government Money Market Fund’s total net expense ratio is within nine basis points of the Fund’s peer group median.
As to the Inflation-Protected and Income Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee were at the 80th and 99th percentiles, respectively. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services, the net advisory fee would have been significantly lower and would be within one basis point of the Fund’s peer group median. The Committee also considered MML Advisers’ statement that the Fund’s total net expense ratio is within six basis points of the peer group median.
The Committee also determined that the absolute differences between these Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their investment advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the Short-Duration Bond Fund, Core Bond Fund, Inflation-Protected and Income Fund, Equity Fund, Small Cap Equity Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, and Balanced Fund achieved three-year investment performance above the medians of their performance categories.
As to the U.S. Government Money Market Fund, the Committee considered that the Fund had performed at the 92nd percentile of its performance category for each of the one- and three-year periods. The Committee considered MML Advisers’ statement that the

100

Fund’s three-year performance was within 0.22% of its performance category median, due almost entirely to the total net expense differential, and performance was generally in-line with MML Advisers’ expectations for each of the past three years. The Committee also considered MML Advisers’ statement that the Fund is intended to serve as a conservative vehicle in which investors may invest cash with minimal risk of loss.
Each of the Discovery Large Cap Fund and Discovery Mid Cap Fund was launched in November 2025. Neither of the foregoing Funds has performance information available for the one-, three-, five-, or ten-year periods. The Committee considered MML Advisers’ statement that, although the period each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds appeared to be performing consistently with its investment objective and remaining competitive within its performance category.
The Committee determined on the basis of these and other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the investment advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

101

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/24/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/24/2026

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/24/2026